   As filed with the Securities and Exchange Commission on April 29, 1997.

                                       Registration Nos.: 33-82268 and  811-8670

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No.    3                           X

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No.    4                                          X

                SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                          USAA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code:  210-498-8000

                         RICHARD T. HALINSKI, JR., ESQ.
                              DWAIN A. AKINS, ESQ.
                        Life & Health Insurance Counsel
                          USAA LIFE INSURANCE COMPANY
                        9800 Fredericksburg Road, C-3-W
                            San Antonio, Texas 78288
                    (Name and Address of Agents for Service)

                                   Copies to:

                              GARY O. COHEN, ESQ.
                        Freedman, Levy, Kroll & Simonds
                         1050 Connecticut Avenue, N.W.
                             Washington, D.C. 20036

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check the appropriate box):

   [ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485
   [X]     On May 1, 1997, pursuant to paragraph (b) of Rule 485
   [ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ]     On (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

   [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


The Registrant has registered an indefinite number or amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The securities being registered are units of interest under variable annuity contracts. The Registrant filed a Rule 24f-2 Notice on February 27, 1997.

                             CROSS REFERENCE SHEET

Pursuant to Rule 495 under the Securities Act of 1933 indicating the location in the Prospectus of the information called for by the Items of Parts A and B of Form N-4.



Item No.            Caption                            Location
--------           ---------                          ----------

 Part A
      1.  Cover Page                   Cover Page
      2.  Definitions                  Definitions of Special Terms
      3.  Synopsis                     Summary; Expense Table
      4.  Condensed Financial          Selected Accumulation Unit Data;
          Information                  Financial Data Performance Information
      5.  General Description of       USAA Life; The Separate Account; The
          Registrant, Depositor, and   Funds; Fixed Fund Account
          Portfolio Companies
      6.  Deductions                   Charges and Deductions
      7.  General Description of       Contract Issuance and Premium Payments;
          Variable Annuity Contracts   Accumulation Phase; Transfer and
                                       Withdrawals; Other Aspects of the
                                       Contract; Owner Inquiries
      8.  Annuity Period               Distribution Phase; Other Aspects of the
                                       Contract
      9.  Death Benefit                Death Benefits
     10.  Purchases and Contract       Contract Issuance and Premium Payments;
          Value                        Accumulation Phase
     11.  Redemptions                  Transfers and Withdrawals
     12.  Taxes                        Tax Matters
     13.  Legal Proceedings            Not applicable
     14.  Table of Contents of the     Contents of Statement of Additional
          Statement of Additional      Information
          Information

 Part B
     15.  Cover Page                   Cover Page
     16.  Table of Contents            Table of Contents
     17.  General Information and      General Information; Regulation and
          History                      Reserves
     18.  Services                     Services
     19.  Purchase of Securities       Not applicable
          Being Offered
     20.  Underwriters                 Distributor
     21.  Calculation of Performance   Calculation of Performance Information
          Data
     22.  Annuity Payments             Annuity Payments
     23.  Financial Statements         Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

USAA LIFE INSURANCE COMPANY
VARIABLE ANNUITY
------------------------------------------------------------------------------


                               TABLE OF CONTENTS

SECTION

   A    FLEXIBLE PREMIUM DEFERRED COMBINATION
        FIXED AND VARIABLE ANNUITY CONTRACT PROSPECTUS..............   3A - 30A

   B    USAA LIFE INVESTMENT TRUST PROSPECTUS ......................  31B - 50B


   C    SCUDDER VARIABLE LIFE INVESTMENT FUND PROSPECTUS
            (Capital Growth Portfolio)..............................  51C - 66C

   D    ALGER AMERICAN FUND PROSPECTUS
            (American Growth Portfolio).............................  67D - 76D

                      This page left blank intentionally.

VARIABLE ANNUITY

FLEXIBLE PREMIUM DEFERRED COMBINATION
FIXED AND VARIABLE ANNUITY CONTRACT

OFFERED BY
USAA Life Insurance Company
9800 Fredericksburg Road, San Antonio, Texas 78288

Telephone:  (1-800-531-4440)
                                                   Prospectus dated: May 1, 1997
--------------------------------------------------------------------------------

      This Prospectus describes a Flexible Premium Deferred Combination Fixed and Variable Annuity Contract ("Contract") that USAA Life Insurance Company ("USAA Life" or the "Company") is offering to individual members and families of members of the United Services Automobile Association ("USAA"), the parent company of the USAA Group of Companies, as well as to the general public.

      The Contract is designed to assist individuals in planning for retirement and other long-term purposes. The Contract is available in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code (the "Code"), i.e. Qualified and Nonqualified Plans. (See "Tax Matters - Qualified Plans" below.)
      The Contract enables Contract owners ("Contract Owners" or "Owners") to earn a fixed rate of interest declared by USAA Life from time to time by allocating their premium payments under the Contract to the Fixed Fund Account of USAA Life. The Fixed Fund Account may not be available in all States. (See "Fixed Fund Account" below.) Contract Owners also may seek a variable investment return by allocating their premium payments to the Separate Account of USAA Life (the "Separate Account"). The Separate Account is a segregated investment account of USAA Life, and currently is divided into nine Variable Fund Accounts (referred to herein as "Variable Annuity Fund Accounts"), each of which invests in a corresponding Fund. The Accumulated Value of the Contract in a Variable Fund Account will vary, primarily based on the investment experience of the Fund in whose shares the Variable Fund Account invests.
      The Funds that are available under this Contract include: seven Funds of USAA Life Investment Trust (the "Trust"), namely the USAA Life Variable Annuity Money Market Fund ("VA Money Market Fund"), USAA Life Variable Annuity Income Fund ("VA Income Fund"), USAA Life Variable Annuity Growth and Income Fund ("VA Growth and Income Fund"), USAA Life Variable Annuity World Growth Fund ("VA World Growth Fund"), USAA Life Variable Annuity Diversified Assets Fund ("VA Diversified Assets Fund"), USAA Life Variable Annuity Aggressive Growth Fund ("VA Aggressive Growth Fund"), and USAA Life Variable Annuity International Fund ("VA International Fund"); the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (the "Scudder VLIF Capital Growth Portfolio"); and the Growth Portfolio of The Alger American Fund (the "Alger American Growth Portfolio"). The VA Aggressive Growth Fund and the VA International Fund are not available to California residents as of the date of this Prospectus, but are expected to be available in the near future.
      ACCUMULATION UNITS AND ANNUITY UNITS OF THE VARIABLE ANNUITY FUND ACCOUNTS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, THE USAA FEDERAL SAVINGS BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY, AND ARE SUBJECT TO MARKET RISKS.

      This Prospectus sets forth information about the Separate Account that a potential investor ought to know before investing. Please read it carefully and retain it for future reference. The Company has filed a Statement of Additional Information, dated May 1, 1997 ("SAI"), about the Separate Account with the Securities and Exchange Commission ("SEC" or the "Commission"). The SAI, dated May 1, 1997, is incorporated by reference into this Prospectus and will be provided on request and without charge. For a copy of the SAI or an Annual Report, call 1-800-531-4440 or write the Company at the address above.
A Table of Contents for the SAI appears on page 30A of this Prospectus.
-------------------------------------------------------------------------------

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
                   ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
         NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO
         MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS
        PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION
      (OR ANY SALES LITERATURE APPROVED BY USAA LIFE) IN CONNECTION WITH
        THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE,
    SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING
      BEEN AUTHORIZED. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES AND THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY JURISDICTION TO ANY
     PERSON TO WHOM SUCH OFFER WOULD BE UNLAWFUL THEREIN. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS
        OF USAA LIFE INVESTMENT TRUST, THE SCUDDER VLIF CAPITAL GROWTH
      PORTFOLIO AND THE ALGER AMERICAN GROWTH PORTFOLIO. EACH PROSPECTUS
              SHOULD BE READ CAREFULLY BEFORE INVESTING AND THEN
                        RETAINED FOR FUTURE REFERENCE.

                                       3A

                              TABLE OF CONTENTS:

DEFINITIONS OF SPECIAL TERMS..................................     5A

SUMMARY ......................................................     7A

EXPENSE TABLE.................................................     8A

SELECTED ACCUMULATION UNIT DATA...............................    10A

FINANCIAL STATEMENTS..........................................    10A

USAA LIFE.....................................................    10A

THE SEPARATE ACCOUNT..........................................    10A

THE FUNDS.....................................................    11A
        Investment objectives of the Funds....................    11A
        Management of the Funds...............................    11A
        Substitution of Funds.................................    11A
        Dividends and Capital Gain Distributions..............    12A
        Voting Privileges.....................................    12A

FIXED FUND ACCOUNT............................................    12A
        Fixed Fund Account Withdrawal Charge..................    12A

CONTRACT ISSUANCE AND PREMIUM PAYMENTS........................    13A
        Who May Purchase a Contract...........................    13A
        How to Purchase a Contract............................    13A
        Minimum Premium Payments..............................    14A
        Initial Premium Payments..............................    14A
        Subsequent Premium Payments...........................    14A
        Distributor...........................................    14A
        Return Privilege......................................    14A
        Minimum Contract Value................................    14A

ACCUMULATION PHASE............................................    14A
        Fixed Fund Account Value..............................    14A
        Variable Annuity Fund Account Value...................    15A
        Net Investment Factor.................................    15A

TRANSFERS AND WITHDRAWALS.....................................    15A
        Transfers.............................................    15A
        Full and Partial Withdrawals .........................    16A

CHARGES AND DEDUCTIONS........................................    16A
        Premium Taxes.........................................    16A
        Contract Maintenance Charge...........................    16A
        Administrative Expense Charge.........................    16A
        Mortality and Expense Risk Charge.....................    16A
        Income Taxes..........................................    17A
        Expenses of the Funds.................................    17A
        Transfer Fee..........................................    17A
        Fixed Fund Account Withdrawal Charge..................    17A

SPECIAL SERVICES..............................................    17A
        Dollar Cost Averaging Program.........................    17A
        Systematic Withdrawal Program.........................    17A
        Automatic Payment Plan................................    18A

DISTRIBUTION PHASE............................................    18A
        Annuity Date..........................................    18A
        Application of Contract Value.........................    18A
        Fixed and Variable Annuity Payments...................    18A
        Number of Annuity Units...............................    18A
        Annuity Unit Value....................................    18A
        Distribution Options..................................    19A
        Transfers of Annuity Units............................    20A
        Minimum Contract Value................................    20A

POSTPONEMENT OF PAYMENTS......................................    20A

DEATH BENEFITS................................................    20A
        Death Benefits Prior to the Annuity Date..............    20A
        Death Benefits On or After the Annuity Date...........    21A

OTHER ASPECTS OF THE CONTRACT.................................    21A
        Contract Agreement....................................    21A
        Contract Owner........................................    21A
        Change of Ownership and Assignment....................    21A
        Annuitant ............................................    21A
        Beneficiary...........................................    21A
        Change of Beneficiary.................................    22A

TAX MATTERS...................................................    22A
        Tax Considerations Relating to Your Annuity...........    22A
        Natural Persons.......................................    22A
        Non-Natural Persons...................................    22A
        Distributions During the Accumulation Phase
         from Nonqualified Plans..............................    22A
        Distributions During the Distribution Phase
         from Nonqualified Plans..............................    22A
        Distributions from Qualified Plans....................    22A
        Penalty on Distributions..............................    23A
        Multiple Contracts....................................    23A
        Federal Income Tax Withholding........................    23A
        Assignments...........................................    23A
        Tax-Free Exchanges....................................    23A
        Transfers Between Investment Options..................    23A

                                       4A

        Generation-Skipping Transfers.........................    23A
        Diversification.......................................    24A
        Contract Owner Control................................    24A
        Qualified Plans.......................................    24A

TYPES OF QUALIFIED RETIREMENT PLANS...........................    24A
        Individual Retirement Annuity ("IRA").................    24A
        Simplified Employee Pension-Individual
         Retirement Annuity ("SEP-IRA").......................    24A
        Salary Reduction Simplified Employee Pension-
         Individual Retirement Annuity ("SARSEP-IRA").........    25A
        Simple Retirement Accounts............................    25A
        Tax Sheltered Annuity ("TSA").........................    25A
        Texas Optional Retirement Program ("ORP").............    25A

LEGAL PROCEEDINGS.............................................    26A

ANNUAL STATEMENTS AND REPORTS.................................    26A

ADMINISTRATION OF THE CONTRACTS...............................    26A
        Telephone Transactions................................    26A

OWNER INQUIRIES...............................................    26A

PERFORMANCE INFORMATION.......................................    26A
        Yield and Total Return................................    26A

        Performance Comparisons...............................    27A
        Variable Annuity Fund Account Performance.............    27A

       Effect of Tax-Deferred Accumulations...................    27A

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION...............    30A

DEFINITIONS OF SPECIAL TERMS:

ACCOUNT - The Fixed Fund Account or a Variable Annuity Fund Account.

ACCUMULATION PHASE - The period during the lifetime of the Contract Owner between the Effective Date of the Contract and the Annuity Date.

ACCUMULATION UNIT - An accounting unit of measure used to calculate values in each Variable Annuity Fund Account under the Contract before the Company starts making income payments from the Variable Annuity Fund Accounts.

ANNUITANT - The person named on the Contract Information Page of the Contract who is to receive income payments, and on whose life annuity payments may be based.

ANNUITY -  A contract designed to provide an Annuitant with income payments.

ANNUITY DATE - The date when the Company is to begin making income payments to the Annuitant.

ANNUITY UNIT - An accounting unit of measure used to calculate the amount of Variable Annuity Payments.

AUTHORIZED SALES REPRESENTATIVE - A salaried employee of the Company who is licensed by state insurance department officials to sell the Contracts and who is also a registered representative or principal of USAA Investment Management Company.

BENEFICIARY - The person(s) designated by the Contract Owner to receive a death benefit or any remaining income payments upon the Owner's or the Annuitant's death.

CODE - Internal Revenue Code of 1986, as amended.

COMPANY, WE, OUR, OR US - USAA Life Insurance Company.

CONTRACT INFORMATION PAGE - The Contract Information Page of the Contract, which identifies certain information and specifies certain terms of the Contract.

CONTRACT VALUE - The monetary value of a Contract. It equals the sum of the Fixed Fund Account Value and the Variable Annuity Fund Account Values under the Contract.

CONTRACT YEAR - A period of 12 calendar months starting with the Effective Date of the Contract, and each 12-month period thereafter. For example, if your Contract was issued on July 1, your first Contract Year would end on the following June 30. Each subsequent Contract Year would start on July 1 and end on June 30.

DATE OF RECEIPT - The date a premium payment, a Written Request, or other document is actually received at our Service Office subject to two exceptions: (1) if received on a date other than a Valuation Date, the Date of Receipt will be the following Valuation Date; and (2) if received on a Valuation Date after close of trading of the New York Stock Exchange, the Date of Receipt will be the following Valuation Date.

DISTRIBUTION OPTION - One of several ways in which the Contract Value can be paid to the Annuitant.

DISTRIBUTION PHASE - The period starting on the Annuity Date during which the Company makes annuity payments to the Annuitant.

EFFECTIVE DATE - The date that we approve the application and issue the Contract. The Effective Date is shown on the Contract Information Page.

FIXED ANNUITY - A Distribution Option under which payments do not vary as to dollar amount.

                                       5A

DEFINITIONS OF SPECIAL TERMS, CONTINUED FIXED

FIXED ANNUITY PAYMENTS - Annuity payments that are guaranteed by the Company and are fixed in amount.

FIXED FUND ACCOUNT - The name of the investment alternative under this Contract in which premium payments may be invested through the General Account at interest rates declared from time to time by USAA Life. The minimum effective annual interest rate is 3% (or a higher rate, if required by state law).

FIXED FUND ACCOUNT VALUE - The amount of your Contract Value which is in the Fixed Fund Account.

FREE LOOK PERIOD - The 10 day period following the date you first receive the Contract, or such longer period as may be required by state law.

FUND - An individual class, series or portfolio of a Mutual Fund that is available for investment under the Contract.

GENERAL ACCOUNT - The assets of the Company other than those in the Separate Account or any other legally-segregated separate account established by USAA Life.

MUTUAL FUND - A diversified open-end management investment company under federal securities law. Currently, the Mutual Funds available under the Contract include USAA Life Investment Trust, Scudder Variable Life Investment Fund ("Scudder Fund") and The Alger American Fund ("Alger Fund"). In some cases, only certain Funds of the latter two Mutual Funds are available.

NET ASSET VALUE - The current value of each Fund's total assets, less all liabilities, divided by the total number of the Fund's shares outstanding.

NONQUALIFIED PLAN - A retirement plan that is not eligible for favorable tax treatment under the Code.

OWNER - The person to whom we owe the rights and privileges of the Contract.

PROOF OF DEATH - A certificate of death, a certified copy of a statement of death from the attending physician, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

QUALIFIED PLAN - A retirement plan that is eligible for favorable tax treatment under the Code. Contract Owners may contribute pre-tax dollars to a Qualified Plan, thereby deferring the federal income tax on the money paid into the Plan as well as on the interest or other income earned.

SEPARATE ACCOUNT - A segregated asset account established under Texas law through which USAA Life invests the premium payments received from Contract Owners. The Separate Account currently is divided into nine Variable Annuity Fund Accounts, through which the Company invests in the nine available Funds.

SERVICE OFFICE - The department of USAA Life responsible for administration and servicing of the Contracts. The address and toll-free telephone number of the Service Office are shown on the Contract Information Page in the Contract. The same information is located in this Prospectus under the heading "Owner Inquiries."

TELEPHONE REQUEST - A telephone request received by our Service Office that is in proper form. Requests submitted to our Service Office by facsimile, telegraph or other electronic transmission device will be treated as Telephone Requests.

VALUATION DATE - Any business day, Monday through Friday, on which the New York Stock Exchange is open for regular trading, except: (1) any day on which the value of the shares of a Fund is not computed; and (2) any day during which no order for the purchase, redemption, surrender or transfer of Accumulation Units or Annuity Units is received.

VALUATION PERIOD - The period of time from the end of one Valuation Date to the end of the next Valuation Date.

VARIABLE ANNUITY - A Distribution Option under which payments vary in amount depending on the investment experience of the Funds that correspond to the Variable Annuity Fund Accounts under this Contract.

VARIABLE ANNUITY PAYMENTS - Annuity payments that vary in amount depending on the investment experience of one or more of the Variable Annuity Fund Accounts of the Separate Account.

VARIABLE ANNUITY FUND ACCOUNT - Any of the several investment alternatives under this Contract that correspond to a particular Fund. Premium payments allocated to a Variable Annuity Fund Account are invested by the Company through its Separate Account in the corresponding Fund. Please note that the Contract refers to "Variable Annuity Fund Account" as "Variable Fund Account."

VARIABLE ANNUITY FUND ACCOUNT VALUE - The amount of your Contract Value that is in a Variable Annuity Fund Account.

WRITTEN REQUEST - A written request in proper form signed by the person making the request and received by our Service Office in good order.

YOU, YOUR, YOURS - The Contract Owner.

                                       6A

SUMMARY

      Set out below, in question and answer format, is a summary of the Contract. Please read the remainder of this Prospectus for a more detailed description. Variations due to requirements of particular states, if any, are described in supplements which are attached to this Prospectus, or in endorsements to the Contract, as appropriate.

WHAT TYPE OF CONTRACT AM I BUYING?

      You are buying a Contract that provides you with the ability to make flexible premium payments that accumulate on a fixed or variable basis, and that you can use to purchase either a Fixed and/or Variable Annuity. This Prospectus is intended to provide disclosure primarily about the variable portion of the Contract. (See "The Contracts," below.)

HOW MUCH MUST I PAY, AND HOW OFTEN?

      Subject to the minimum initial and subsequent premium requirements of $1,000 and $100, respectively, the amount and frequency of premium payments is completely flexible. Lower minimums apply in the case of Qualified Plans and for USAA Life employees. (See "Contract Issuance and Premium Payments," below.) Except in the case of Qualified Plans, if your Contract Value falls below $1,000 and we have received no premium payments for two years, we may cancel your Contract and return to you its remaining value (less any applicable charges).

WHAT IS THE SEPARATE ACCOUNT?

      The Separate Account is a segregated asset account of USAA Life established under Texas insurance law and registered with the SEC as a unit investment trust. The Separate Account is divided into nine Variable Annuity Fund Accounts, each of which invests in a corresponding Fund of one of the available Mutual Funds. (See "The Separate Account," below.)

WHAT ARE MY INVESTMENT CHOICES?

      You may invest your premiums in the Fixed Fund Account and/or up to nine Variable Annuity Fund Accounts, each of which invests in a corresponding Fund of a Mutual Fund. The nine Funds that are available through the Variable Annuity Fund Accounts include the following:

              USAA Life Investment Trust
                    USAA Life Variable Annuity Money Market Fund
                    USAA Life Variable Annuity Income Fund
                    USAA Life Variable Annuity Growth and Income Fund USAA Life Variable Annuity World Growth Fund
                    USAA Life Variable Annuity Diversified Assets Fund USAA Life Variable Annuity Aggressive Growth Fund USAA LIfe Variable Annuity International Fund
              Scudder Variable Life Investment Fund
                    Scudder Capital Growth Portfolio - Class A shares
              The Alger American Fund
                    Alger American Growth Portfolio

For more information, see "The Funds" below.

WHO MANAGES MY INVESTMENT?

      The investment advisers for the Trust, the Scudder VLIF Capital Growth Portfolio, and the Alger American Growth Portfolio, are USAA Investment Management Company ("USAA IMCO"), Scudder, Stevens & Clark, Inc. ("Scudder"), and Fred Alger Management, Inc. ("Alger Management"), respectively (collectively, the "Advisers"). Each Adviser is registered as an investment adviser with the SEC. (See "The Funds - Management of the Funds," below.)

HOW DOES THE CONTRACT WORK?

      Once your payment is received and your application is approved by the Company, we will issue you a Contract. During the Accumulation Phase, you may earn either a fixed rate of interest that we declare periodically (but not less than 3%) by allocating your premium payments to the Fixed Fund Account, or you may seek a variable investment return by allocating your premium payments to one or more of the Variable Annuity Fund Accounts. (See "Contract Issuance and Premium Payments," "Accumulation Phase," and "Distribution Phase," below.) During the Distribution Phase, you may elect to receive Fixed and/or Variable Annuity Payments, commencing on the Annuity Date. Fixed Annuity Payments are periodic payments from USAA Life, the amount of which is fixed and guaranteed by USAA Life. The amount of these payments will depend on the Distribution Option you select, the age, and, generally, the sex of the Annuitant, and the amount of Contract Value you elect to apply to the Fixed Annuity Distribution Option. Variable Annuity Payments are periodic payments from USAA Life, which vary depending on the net investment return of the Variable Annuity Fund Accounts you select in connection with the Variable Annuity Distribution Option. The net investment return of the Variable Annuity Fund Accounts will, in turn, depend primarily on the investment experience of the corresponding Funds. (See "Distribution Phase - Distribution Options," below.)

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACT?

      Beginning one year from the Effective Date of your Contract, we will deduct a Contract Maintenance Charge of $30 per year from your Contract Value for general administrative expenses. Should you decide to fully or partially withdraw or transfer amounts from the Fixed Fund Account that have not been on deposit there for at least seven years, you may incur a charge of anywhere from 1% to 7%, depending upon how many years those payments have been invested in the Fixed Fund Account. In addition, USAA Life assesses a charge at an annual rate of 1.05% against the assets of the Separate Account for the mortality and expense risks we assume under the Contract. We also assess an Administrative Charge at an annual rate of 0.10% against the assets of the Separate Account. (See "Charges and Deductions," below.)

                                       7A

      Each Fund pays a fee to its Adviser, based upon Fund assets under management. In addition, there are other expenses associated with the daily operation of the Funds. These are more fully described in the Prospectus for each Fund.

      If your state assesses a premium tax with respect to your Contract, USAA Life will deduct those amounts from the Contract Value in accordance with applicable law. (See "Charges and Deductions," below.)

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY DATE?

      If you are the Annuitant, then the Beneficiary whom you designate will receive either the sum of all premium payments (minus any prior partial withdrawal) or the present Contract Value, whichever is greater, less any applicable premium tax charge. Your Beneficiary will have certain options for how the money is to be paid out. If you are an Owner who is not also an Annuitant, certain special rules apply. (See "Death Benefits - Death Benefit Prior to Annuity Date," below.)

MAY I TRANSFER CONTRACT VALUE AMONG VARIABLE ANNUITY FUND ACCOUNTS?

      Yes. However, there are limits on how often you may do so. (See "Transfers and Withdrawals" and "Distribution Phase - Transfers of Annuity Units," below.)

MAY I TRANSFER CONTRACT VALUE FROM THE FIXED FUND ACCOUNT TO THE VARIABLE ANNUITY FUND ACCOUNTS, AND VICE-VERSA?

      Yes, subject once again to specific restrictions in the Contract and the Prospectus. You may incur a charge for transfers from the Fixed Fund Account. (See "Transfers and Withdrawals," and "Charges and Deductions - Fixed Fund Account Withdrawal Charge," below.)

MAY I FULLY WITHDRAW FROM THE CONTRACT OR MAKE A PARTIAL WITHDRAWAL?

      Yes, subject to any Contract requirements and to any restrictions imposed under certain retirement plans. (For example, Owners under a public school system or tax-exempt institution plan qualifying under Section 403(b) of the Code are subject to special restrictions upon withdrawal.) If you make a full or partial withdrawal from the Contract, certain charges may be assessed. (See "Charges and Deductions," below.) In addition, the Internal Revenue Service ("IRS") may assess a 10% premature withdrawal penalty tax if you are under 59 1/2 years of age. (See "Transfers and Withdrawals" and "Tax Matters," below.)

ARE LOANS AVAILABLE UNDER THE CONTRACT?

      No. However, the Company may in the future permit loans in connection with tax-sheltered annuity Contracts. See "TSA Loans" in the SAI.

DO I GET A "FREE LOOK" AT THIS CONTRACT?

      Yes. If you return your Contract to the Company within the Free Look Period, it will be cancelled. (See "Return Privilege," below.) During the Free Look Period plus five calender days, your initial premium payment will be allocated to the USAA Life Variable Annuity Money Market Fund Account (See "Initial Premium Payments," below.)

EXPENSE TABLE

      The purpose of the Expense Table and the Example is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly or indirectly when investing in the Contract. The expenses of the Separate Account as well as those of the Funds are reflected in the Table and the Example, but premium taxes that are applicable in some states are not reflected. For a more complete description of the expenses of the Separate Account, see "Charges and Deductions," below. For more complete information regarding expenses paid out of the assets of the Fund, see the Prospectuses for the Funds.

                                       8A

                      CONTRACT OWNER TRANSACTION EXPENSES

Sales Load Imposed on Premium Payments......................        None
Deferred Sales Load.........................................        None
Surrender Fee for Variable Annuity Fund Account.............        None/(1)/
Transfer Fee ...............................................        None/(1)/
Contract Maintenance Charge/(2)/............................        $30.00


                       SEPARATE ACCOUNT ANNUAL EXPENSES
              (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE)


Mortality and Expense Risk Charge/(3)/......................        1.05%
Administrative Expense/(3)/.................................          10%
Total Separate Account Annual Expenses/(3)/.................        1.15%


ANNUAL EXPENSES OF THE FUNDS (AS A PERCENTAGE OF AVERAGE NET ASSETS)/(4)/

                                                           MANAGEMENT    OTHER EXPENSES AFTER      TOTAL FUND ANNUAL
NAME OF FUND                                                  FEES     EXPENSE REIMBURSEMENT /(5)/   EXPENSES/(5)/
USAA Life Variable Annuity Money Market Fund                  .20%              .15%                    .35%
USAA Life Variable Annuity Income Fund                        .20               .15                     .35
USAA Life Variable Annuity Growth and Income Fund             .20               .15                     .35
USAA Life Variable Annuity World Growth Fund                  .20               .45                     .65
USAA Life Variable Annuity Diversified Assets Fund            .20               .15                     .35
USAA Life Variable Annuity Aggressive Growth Fund             .50               .20                     .70
USAA Life Variable Annuity International Fund                 .65               .45                    1.10
Scudder VLIF Capital Growth Portfolio                         .475              .055                    .53
Alger American Growth Portfolio                               .75               .04                     .79


/(1)/ A charge of up to 7% of amounts allocated to the Fixed Fund Account will be deducted upon certain transfers or withdrawals from that Account. (See "Charges and Deductions - Fixed Fund Account Withdrawal Charge," below.)
/(2)/ Annual deduction of $30 applies only during the Accumulation Phase and will be waived to the extent it would cause the amount of interest earned on the Fixed Fund Account from the last Contract anniversary to be less than a 3% annual effective rate, or a higher rate if required by state law. (See "Charges and Deductions - Contract Maintenance Charge," below.)

/(3)/ Applies to all nine Variable Annuity Fund Accounts but not to the Fixed
      Fund Account.
/(4)/ The Fund expenses shown above are assessed at the underlying Fund level and are not direct charges against the Separate Account assets or reductions from Contract Values and are not relevant to the Fixed Fund Account. These Fund expenses are taken into consideration in computing each Fund's Net Asset Value, which is the share price used to calculate the Variable Annuity Fund Account Values.

/(5)/ Pursuant to an Underwriting and Administrative Service Agreement
      ("Underwriting Agreement") with the Trust, USAA Life, out of its General Account, has agreed to assume Trust Fund expenses to the extent that such expenses exceed, on an annual basis, .65% of the monthly average net assets of the VA World Growth Fund, .70% of the monthly average net assets of the VA Aggressive Growth Fund, 1.10% of the monthly average net assets of the VA International Fund, and .35% of the monthly average net assets of each other Fund. In the absence of expense reimbursement arrangements, the expenses of the Trust's Funds for the 1996 fiscal year would have been 1.24%, .65%, .53%, .82% and .61% for the VA Money Market, VA Income, VA Growth and Income, VA World Growth and VA Diversified Assets, respectively, and for the current year, are estimated to be .79% and 1.19% for the VA Aggressive Growth and VA International Funds, respectively. The Underwriting Agreement is terminable by any party thereto upon 60 days notice to the other parties.

EXAMPLE:

      The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1,000 investment and 5% annual return, assuming you invest solely in one of the Variable Annuity Fund Account options. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below and would differ for amounts allocated to the Fixed Fund Account. The expense amounts presented are derived from a formula which expresses the $30 Contract Maintenance Charge as a percentage of an estimated $26,680 average Contract account size.

      If you surrender your Contract or annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:



NAME OF FUND ACCOUNT                      1 YR.    3 YRS.    5 YRS.    10 YRS.
USAA Life Variable Annuity Money
 Market Fund Account                       $ 16     $ 52      $ 91      $208
USAA Life Variable Annuity Income
 Fund Account                                16       52        91       208
USAA Life Variable Annuity Growth
 and Income Fund Account                     16       52        91       208
USAA Life Variable Annuity
 World Growth Fund Account                   20       62       108       246
USAA Life Variable Annuity Diversified
 Assets Fund  Account                        16       52        91       208
USAA Life Variable Annuity Aggressive
 Growth Fund Account                         20       63       111       253
USAA Life Variable Annuity
 International Fund Account                  24       76       134       304
Scudder VLIF Capital Growth Portfolio        18       58       101       231
Alger American Growth Portfolio              21       66       116       264


                                       9A

SELECTED ACCUMULATION UNIT DATA

      The table below reflects the historical performance of an accumulation unit outstanding throughout the period shown under a representative Contract invested in each Variable Annuity Fund Account. When reading the table, please bear in mind that the unit value of each Variable Annuity Fund Account will not be the same on any given day as the net asset value per share of the corresponding Fund in which that Subaccount invests. One reason for this divergence is that each unit value consists of the corresponding Fund's net asset value minus charges to the Variable Annuity Fund Account. In addition, dividends declared by each corresponding Fund are reinvested by the Variable Annuity Fund Account in additional shares of that Fund. These distributions have the effect of reducing the value of each share of the Fund and increasing the number of Fund shares outstanding. However, the total cash value in the Variable Annuity Fund Account does not change as a result of such distribution. The information in the table below is derived from the Separate Account's financial statements, which have been audited by KPMG Peat Marwick LLP, the Separate Account's certified independent public accountants, and should be read in conjunction with the Separate Account's financial statements.


                                 USAA LIFE    USAA LIFE     USAA LIFE       USAA LIFE       USAA LIFE        SCUDDER       ALGER
                                 VA MONEY     VA INCOME   VA GROWTH AND     VA WORLD      VA DIVERSIFIED   VLIF CAPITAL   AMERICAN
                                MARKET FUND     FUND       INCOME FUND     GROWTH FUND      ASSETS FUND       GROWTH       GROWTH
                                  ACCOUNT      ACCOUNT       ACCOUNT         ACCOUNT          ACCOUNT        PORTFOLIO    PORTFOLIO
                                                                                                               FUND         FUND
                                                                                                              ACCOUNT      ACCOUNT
December 31, 1996
  Accumulation Unit Value       $1.082816     $11.785992     $15.432048    $14.314911       $13.844197      $14.894774   $14.672583
  Number of Accumulation Units
   (000)                           10,383            430          1,515           692              696             689        1,639

December 31, 1995
  Accumulation Unit Value       $1.040729     $11.848795     $12.579981    $11.947438       $12.243941      $12.543192   $13.095503
  Number of Accumulation Units
   (000)                            5,478             89            205           161               86              93          630

February 6, 1995
  Accumulation Unit Value*          $1.00         $10.00         $10.00        $10.00           $10.00          $10.00       $10.00

*Accumulation Unit Value at date of inception.


FINANCIAL STATEMENTS

      The financial statements for the Separate Account are located in its Annual Report, and the financial statements for the Company are located in the SAI. See the cover page of this Prospectus for information on how to obtain a copy of the Annual Report or SAI. These financial statements have been included in reliance on the reports thereon of KPMG Peat Marwick, LLP, and the firm's authority as experts in accounting and auditing. The financial statements of the Company should be considered only as bearing on the ability of the Company to meet its contractual obligations under the Contracts; they do not bear on the investment performance of the Separate Account.

USAA LIFE

      USAA Life is a stock insurance company incorporated in the State of Texas in 1963. The Company is principally engaged in writing life insurance policies, annuity contracts and health insurance policies. The Company is authorized to transact insurance business in all 50 states of the United States and the District of Columbia. The Company on a consolidated statutory basis had total assets of $6,237,884,113 on December 31, 1996. The Company is a wholly-owned stock subsidiary of USAA, the parent company of the USAA Group of Companies. USAA is a diversified financial services concern providing members and their families with a wide array of products and services to maintain and enhance their financial lifestyle. The Home Office of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.

      As of the date of this Prospectus, USAA and USAA Life both held the highest ratings from A.M. Best Company (A++ Superior) and Standard & Poor's Corporation (AAA Superior). USAA and USAA Life also held the highest and second highest ratings (Aaa Exceptional and AA1 Excellent), respectively, from Moody's Investors Service, as of that date. The ratings published by these independent financial rating agencies serve as measurements of an insurer's financial condition. The ratings are based on a qualitative as well as quantitative evaluation of many factors, including an insurer's profitability, asset quality, adequacy of reserves, capitalization and management practices. These ratings are not a rating of investment performance that purchasers of insurance products have experienced or are likely to experience in the future.

THE SEPARATE ACCOUNT

      The Separate Account was established under Texas law pursuant to a resolution of the Board of Directors on February 8, 1994. The Separate Account is registered with the

                                      10A

SEC as a unit investment trust under the Investment Company Act of 1940, as amended (th e "1940 Act"). The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account not in excess of the reserves, and other Contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations. The Separate Account is divided into nine Variable Annuity Fund Accounts, each of which invests in a corresponding Fund or Portfolio, described below.

THE FUNDS

THE VARIABLE ANNUITY FUND ACCOUNTS

      Each of the nine Variable Annuity Fund Accounts of the Separate Account invests solely in a corresponding Fund. Seven of the Variable Annuity Fund Accounts invest in Funds of the Trust, while the other two Variable Annuity Fund Accounts invest in Funds of the Scudder Fund and the Alger Fund, respectively. The Trust, the Scudder Fund and the Alger Fund are all Mutual Funds registered under the 1940 Act. A brief description of the Funds is set out below. More comprehensive information, including a discussion of potential risks, is found in each Fund Prospectus.

Please read each Fund Prospectus carefully.

INVESTMENT OBJECTIVES OF THE FUNDS

  USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND - The Fund's investment objective is to seek the highest level of income consistent with preservation of capital and maintenance of liquidity.

  USAA LIFE VARIABLE ANNUITY INCOME FUND - The Fund's investment objective is to seek maximum current income without undue risk to principal.

  USAA LIFE VARIABLE ANNUITY GROWTH AND INCOME FUND - The Fund's investment objective is to seek capital growth and current income.

  USAA LIFE VARIABLE ANNUITY WORLD GROWTH FUND - The Fund's investment objective is to seek long-term capital appreciation.

  USAA LIFE VARIABLE ANNUITY DIVERSIFIED ASSETS FUND - The Fund's investment objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income.

  USAA LIFE VARIABLE ANNUITY AGGRESSIVE GROWTH FUND - The Fund's investment objective is appreciation of capital.

  USAA LIFE VARIABLE ANNUITY INTERNATIONAL FUND - The Fund's investment objective is capital appreciation with current income as a secondary objective.

  SCUDDER VLIF CAPITAL GROWTH PORTFOLIO - The Fund's investment objective is to seek to maximize long-term capital growth.

  ALGER AMERICAN GROWTH PORTFOLIO - The Fund's investment objective is to seek long-term capital appreciation.

MANAGEMENT OF THE FUNDS

      USAA Investment Management Company serves as the Trust's Adviser. The Adviser's mailing address is 9800 Fredericksburg Road, San Antonio, Texas 78288. The Adviser is a wholly-owned indirect subsidiary of USAA. Scudder, Stevens & Clark, Inc., Two International Place, Boston, Massachusetts 02110, serves as the Adviser to the Scudder VLIF Capital Growth Portfolio. Fred Alger Management, Inc., 75 Maiden Lane, New York, New York 10038, serves as the investment manager of the Alger American Growth Portfolio. Neither Scudder, Stevens & Clark, Inc., nor Fred Alger Management, Inc., is affiliated with USAA.

SUBSTITUTION OF FUNDS

      If the shares of any Fund should no longer be available for investment by the Separate Account, or if in the judgment of the Company further investment in such shares would be undesirable in view of the purposes of the Contracts, the Company may eliminate such Fund and substitute shares of another eligible investment Fund. In most cases, a substitution of shares of any Fund would require prior approval of the SEC and be subject to such requirements as it may impose. In addition, the Company may add new Variable Annuity Fund Accounts to permit investment in additional mutual funds.

      Shares of the Trust, the Scudder Fund and the Alger Fund are or may be issued in connection with variable annuity contracts issued through the Separate Account of the Company, as well as variable annuity contracts and variable life insurance policies issued through separate accounts of unaffiliated life insurance companies, and may be issued to certain retirement and pension plans qualified under the Internal Revenue Code ("Plans"). We do not see any conflict among Contract Owners and owners of variable annuity contracts or variable life insurance policies issued by insurance companies not affiliated with USAA Life and Plan participants. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause material irreconcilable conflicts to arise. For example, violation of the federal tax laws by one separate account investing in a Fund could cause the variable annuity contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. At the same time, USAA Life as well as the Boards of

                                      11A

Trustees of the Trust, the Scudder Fund and the Alger Fund, will monitor to identify any material irreconcilable conflicts that may develop and determine what, if any, action should be taken in response. If it becomes necessary for any separate account to replace shares of any Fund with another investment, the Fund may have to liquidate securities on a disadvantageous basis.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

      Any dividends or capital gain distributions paid on Fund shares are automatically reinvested in shares of the Fund from which they are received at the Fund's net asset value on the date payable. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Fund, other than the Variable Annuity Money Market Fund, and increasing, by an equivalent value, the number of shares outstanding of the Fund. However, the value of your interest in the correspond ing Variable Annuity Fund Account will not change as a result of any such dividends and distributions.

VOTING PRIVILEGES

      Based upon its present view of applicable law, the Company will vote the shares of the Trust, the Scudder VLIF Capital Growth Portfolio and the Alger American Growth Portfolio held directly by it or through the Separate Account in the Variable Annuity Fund Accounts at annual or special meetings, if any, of the shareholders of such Funds in accordance with instructions received from persons having the voting interest in the corresponding Variable Annuity Fund Accounts. The person having the voting interest in a Variable Annuity Fund Account will be the Contract Owner. The persons entitled to give voting instructions and the number of shares which a person has a right to vote will be determined based on Variable Annuity Fund Account Values as of the record date of the meeting.

      The Company will vote shares attributable to Contracts for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions, unless it determines that it may vote such shares in its own discretion. The Trust, the Scudder Fund and the Alger Fund do not hold regular shareholder meetings.

FIXED FUND ACCOUNT

      THE FIXED FUND ACCOUNT IS NOT AVAILABLE IN ALL STATES. IF YOU ARE A RESIDENT OF MD, WA, OR, PA OR MA THE FIXED FUND ACCOUNT IS NOT PART OF THE CONTRACT. AMOUNTS ALLOCATED TO THE FIXED FUND ACCOUNT OF THIS CONTRACT, AND AMOUNTS SUPPORTING FIXED ANNUITY PAYMENTS, BECOME PART OF THE COMPANY'S GENERAL ACCOUNT. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GENERAL ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, NOR IS THE GENERAL ACCOUNT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS THAT RELATE TO THE FIXED FUND ACCOUNT OR FIXED ANNUITY PAYMENTS. DISCLOSURES REGARDING THESE MATTERS, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY-APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS IN PROSPECTUSES.

      Our obligations with respect to the Fixed Fund Account are legal obligations of USAA Life and are supported by the assets of the General Account, which also support obligations incurred by us under other insurance contracts. Investments purchased with amounts allocated to the Fixed Fund Account are the property of USAA Life, and Contract Owners have no legal rights in such investments.

      Premium payments that you allocate, as well as amounts that you transfer, to the Fixed Fund Account during any month ("New Money") will earn interest at the New Money Interest Rate, which is the rate of interest that USAA Life declares at the beginning of each month for all New Money received that month. The New Money Interest Rate is credited through the end of the current calendar year in which the New Money is allocated to the Fixed Fund Account.

      The Contract Value in your Fixed Fund Account that is not attributable to New Money will earn interest at the Portfolio Interest Rate, which is the rate of interest that USAA Life declares at the beginning of each calendar year for that year. USAA Life also may declare, before the beginning of each month, additional interest on all amounts in the Fixed Fund Account other than New Money.

      Both the New Money Interest Rate and the Portfolio Interest Rate are guaranteed ("Guaranteed Interest Rates"). The Guaranteed Interest Rates under the Contract will never fall below a minimum effective annual rate of 3% (or higher rate, if required by state law).

      The New Money Interest Rate may be higher or lower than the Portfolio Interest Rate. As a result, there may be occasions when an Owner could earn a higher rate of interest by transferring amounts that are no longer subject to a withdrawal charge out of the Fixed Fund Account to a Variable Annuity Fund Account, and then transferring the amount back into the Fixed Fund Account. By so doing, the amount transferred would be considered New Money and would earn interest at the New Money Interest Rate, which could be higher than the Portfolio Interest Rate previously applicable, for the remainder of the year in which the transfer occurred. You should be aware, however, that because any amounts transferred in the foregoing manner would be considered New Money, they would again become subject to the Fixed Fund Account Withdrawal Charge. (See "The Fixed Fund Account - Fixed Fund Account Withdrawal Charge," below.)

FIXED FUND ACCOUNT WITHDRAWAL CHARGE

      We will deduct a charge from certain premium payments or other payments withdrawn or transferred from the Fixed Fund Account. In declaring interest rates for the Fixed Fund

                                      12A

Account, USAA Life takes numerous factors into account, including the length of time that it expects Owners to leave funds in the Fixed Fund Account. Generally speaking, a high degree of such Owner "persistence" in the Fixed Fund Account tends to enable us to declare higher rates of interest than we otherwise could. The Fixed Fund Account Withdrawal Charge is intended to promote such persistence and to compensate us for costs we may incur if persistence is less than we estimate.

      The Fixed Fund Account Withdrawal Charge is calculated as a percentage of the net amount of any premium payment or transfer into the Fixed Fund Account (collectively, "Payments") that is subsequently withdrawn or transferred. The applicable percentage will depend on how many years have elapsed since the Payment being withdrawn or transferred was originally credited to the Fixed Fund Account, according to the following schedule:

                     FIXED FUND ACCOUNT WITHDRAWAL CHARGE

        NUMBER OF YEARS BETWEEN             CHARGE AS A PERCENT OF
      WITHDRAWAL OF TRANSFER AND      PAYMENTS WITHDRAWN OR TRANSFERRED
       DATE OF PAYMENT INTO THE            IN EXCESS OF A 15% FREE
          FIXED FUND ACCOUNT                  WITHDRAWAL AMOUNT

              LESS THAN 1                           7%
                   1                                6
                   2                                5
                   3                                4
                   4                                3
                   5                                2
                   6                                1
               7 OR MORE                            0

THE FIXED FUND ACCOUNT WITHDRAWAL CHARGE DOES NOT APPLY TO THE VARIABLE ANNUITY FUND ACCOUNTS.

      For purposes of determining the applicable charge, a year is considered to be a period of 365 days unless a leap year is involved. In addition, Payments will be considered to be withdrawn or transferred on a first in-first out ("FIFO") basis, that is, the earliest Payments will be considered withdrawn first and before any earnings are deemed to be withdrawn. The Fixed Fund Account Withdrawal Charge is calculated separately for Payments that have been made into the Fixed Fund Account. The calculation of the Fixed Fund Account Withdrawal Charge will be made in accordance with applicable state law and may vary. Please refer to your annuity contract for more information.

      The following transactions are not considered to be withdrawals for purposes of assessing the Fixed Fund Account Withdrawal Charge: death of the Annuitant or Owner prior to the Annuity Date, payment of a lump sum in lieu of a Distribution Option and termination due to insufficient Contract Value. In addition, the commencement of a Distribution Option currently is not subject to the Fixed Fund Account Withdrawal Charge.

THE FIXED FUND ACCOUNT WITHDRAWAL CHARGE WILL NOT APPLY:

 . To any Payment received by the Company at least seven years prior to the requested date of withdrawal or transfer and that has not been previously withdrawn or transferred;

 . To the amount of any interest earned on the amount of your Payments into the Fixed Fund Account;

 . To withdrawals or transfers during any Contract Year of up to 15 % of the value of the Payments that have been made to the Fixed Fund Account during the seven years preceding the requested date of a withdrawal or transfer ("15% Free Withdrawal Amount"). Unused portions of this 15% Free Withdrawal Amount are not carried forward to further Contract Years.

CONTRACT ISSUANCE AND PREMIUM PAYMENTS

WHO MAY PURCHASE A CONTRACT

      Any individual of legal age in the states where the Contracts may be lawfully sold, who is eligible to participate in any of the Qualified or Nonqualified Plans for which the Contracts are designed, may apply to purchase a Contract. The Contract is not available to persons who have attained the age of 85.

HOW TO PURCHASE A CONTRACT

      To purchase a Contract, you must complete an application
("Application") and submit it, along with your initial premium payment, to our Service Office. If we accept the Application, we will prepare and issue a Contract to you. The Effective Date of the Contract will appear on the Contract Information Page.

      If a premium payment accompanies your Application and the Application is complete, we will either accept the Application and credit your premium payment, or reject the Application and return the premium payment, within two Valuation Dates after the Date of Receipt of the Application at our Service Office.

      If your Application is not complete, or is incorrectly completed, we will request that you provide additional documents or information within five Valuation Dates after the Date of Receipt of the Application at our Service Office. If we do not receive a correctly-completed Application within this five day period, we will immediately return your premium payment to you, unless you specifically consent to our retaining the premium payment until the Application is made complete, in which case we will credit your initial premium payment within two Valuation Dates after we receive the last information required to process the Application.

                                      13A

MINIMUM PREMIUM PAYMENTS

      The current minimum initial and subsequent premium payments under the Contracts are set out below.

                                        MINIMUM              MINIMUM
                                   INITIAL PREMIUM     SUBSEQUENT PREMIUM
        TYPE OF PLAN
        Nonqualified Annuity            $1,000*               $100*
        IRA and SEP-IRA                 $  100                $ 50*
        SAR-SEP IRA                     $   25                $ 25
        TSA or ORP                      $   50                $ 50

   *EMPLOYEES OF ANY OF THE USAA GROUP OF COMPANIES WHO PURCHASE THE CONTRACT
    MAY MAKE AN INITIAL PREMIUM PAYMENT OF $500 FOR NONQUALIFIED ANNUITIES, AND MINIMUM SUBSEQUENT PREMIUM PAYMENTS BY PAYROLL DEDUCTION IN AN AMOUNT NOT LESS THAN $25 FOR NONQUALIFIED ANNUITIES, IRA'S AND SEP-IRA'S.

ALLOCATION OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS

      You may allocate your premium payments among the Fixed and Variable Annuity Fund Accounts under this Contract in amounts no smaller than one tenth of a percent, provided that the total amount equals an aggregate of 100 percent.

INITIAL PREMIUM PAYMENTS

      If you allocate any part of the initial premium payment to the Fixed Fund Account, we will allocate it to that Account on the Effective Date. If you allocate any part of the initial premium payment to any of the Variable Annuity Fund Accounts, we will allocate it to the USAA Life Variable Annuity Money Market Fund Account on the Effective Date. That premium will remain in the USAA Life Variable Annuity Money Market Fund Account for the Free Look Period plus five calendar days. On the Valuation Date immediately following the end of that period, the initial premium payment, together with any subsequent premium payments that have been made, plus the earnings thereon will be allocated among the Variable Annuity Fund Accounts as directed on the Application.

SUBSEQUENT PREMIUM PAYMENTS

      So long as your Contract Value does not fall below $1,000 (other than for Contracts issued in connection with Qualified Plans), you need make no further premium payments. You may, however, make subsequent premium payments at any time before the Annuity Date. We will allocate subsequent premium payments among the various Fixed and Variable Annuity Fund Accounts in the same manner as the allocation of the initial premium payment. We will credit all subsequent premium payments on the Date of Receipt, using, in the case of Variable Annuity Fund Accounts, the Accumulation Unit Value next computed on the Date of Receipt. You may change the allocation of subsequent premium payments at any time by sending a Written or Telephone Request to our Service Office. A request to change subsequent premium payment allocations will be effective with the first premium payment received on or after the Date of Receipt of the request.

DISTRIBUTOR

      USAA IMCO, an affiliate of USAA Life, serves as the principal underwriter ("Distributor") of the Contracts pursuant to a Distribution and Administration Agreement, dated December 16, 1994 ("Agreement"). Under the Agreement, USAA IMCO will offer the Contracts for sale and distribution through its registered representatives, who are also qualified life insurance agents employed by USAA Life. USAA IMCO also will provide certain administrative services to USAA Life.

RETURN PRIVILEGE

      You may return your Contract to the Company within the Free Look Period. If you return your Contract within the Free Look Period, we will refund any premium payment allocated to the Fixed Fund Account, plus the greater of (1) premium payments allocated to the Variable Annuity Fund Accounts or (2) the Variable Annuity Fund Account Value as of the Date of Receipt of the cancellation request plus any mortality and expense risk charge, administrative expense charge and any premium taxes that have been deducted. The Contract will be deemed void as if no Contract had been issued.

MINIMUM CONTRACT VALUE

      If during the Accumulation Phase your Contract Value is less than $1,000 and we have received no premium payments for a period of two years, we may at our option cancel your Contract. This minimum does not apply in the case of Contracts issued in connection with Qualified Plans. We will give the Contract Owner 30 days written notice of, and an opportunity to satisfy, this requirement before we cancel the Contract. In the event of a cancellation, we will pay the Owner the Contract Value in a lump sum and be released of any further obligations under the Contract.

ACCUMULATION PHASE

      The Accumulation Phase of a Contract is the period prior to the Annuity Date during which you may invest your premium payments in the Fixed and/or Variable Annuity Fund Accounts under the Contract. All premium payments credited to the Fixed Fund Account or Variable Annuity Fund Accounts are net of any applicable premium tax. Your premium payments will help build Contract Value.

      Your Contract Value during the Accumulation Phase will equal the sum of your Variable Annuity Fund Account Value and your Fixed Fund Account Value, as discussed below.

FIXED FUND ACCOUNT VALUE

      The value of your Contract in the Fixed Fund Account ("Fixed Fund Account Value") on any given Valuation Date will be equal to the sum of premium payments allocated to the Fixed Fund Account: (1) less any applicable premium tax; (2) plus accumulated interest; (3) plus any amounts

                                      14A
transferred from the Variable Annuity Fund Accounts to the Fixed Fund Account;
(4) less the Fixed Fund Account portion of any Contract Maintenance Charges; and
(5) less any withdrawals or transfers of value.

VARIABLE ANNUITY FUND ACCOUNT VALUE

      The value of your Contract in each Variable Annuity Fund Account ("Variable Annuity Fund Account Value") on any given Valuation Date will equal the product of the number of Accumulation Units credited to that Account as of that Valuation Date multiplied by the value of the Account's Accumulation Unit ("Accumulation Unit Value") as of that date. A Variable Annuity Fund Account's Accumulation Unit Value will fluctuate and vary with the investment experience of the corresponding Fund.

      Accumulation Units are credited to a Variable Annuity Fund Account when you allocate premium payments or transfer amounts from other Variable Annuity Fund Accounts or the Fixed Fund Account to that particular Variable Annuity Fund Account. The number of Accumulation Units credited to a Variable Annuity Fund Account is determined by dividing the premium or other amount being credited to the Account by the Accumulation Unit Value for the Valuation Date as of which the premium or other amount is to be credited. In similar fashion, Accumulation Units are cancelled and your value in a Variable Annuity Fund Account is reduced by any amounts you have withdrawn or transferred from that Account, and by the portion of the Contract Maintenance Charge that is allocable to the Account.

      You may call our Service Office to receive a quotation of the daily Accumulation Unit Values credited to your Contract. The Accumulation Unit Value of each Variable Annuity Fund Account will be determined once each Valuation Date at the close of trading of the New York Stock Exchange, currently 4:00 p.m. New York time.

      Each Variable Annuity Fund Account's Accumulation Units are valued separately. Initially, the Accumulation Unit Value of each Variable Annuity Fund Account was set at $10, except for the Money Market Variable Annuity Fund Account, which was set at $1. Thereafter, the Accumulation Unit Value of a Variable Annuity Fund Account as of the end of any Valuation Period is calculated as one (1) multiplied by two (2) where:

  (1) is the Accumulation Unit Value for the Account as of the end of the immediately preceding Valuation Period and

  (2)  is the net investment factor for the Valuation Period then ended.

NET INVESTMENT FACTOR

      The net investment factor ("NIF") is used to determine how the investment experience of a Fund affects the Accumulation Unit Value of the corresponding Variable Annuity Fund Account from one Valuation Period to the next Valuation Period. The NIF for each Variable Annuity Fund Account as of the end of any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result where:

  (1)  Is the net result of:

       (A) the net asset value per share of the corresponding Fund as of the end of the current Valuation Period;

       (B) plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the corresponding Variable Annuity Fund Accounts during the current Valuation Period;

       (C) plus or minus a per share credit or charge for that current Valuation Period for any decrease or increase, respectively, in any income taxes reserved that we determine has resulted from the investment operations of the particular Variable Annuity Fund Account or any other taxes that are applicable to this Contract;

  (2) Is the net asset value per share of the corresponding Fund at the beginning of the current Valuation Period; and

  (3) Is a factor representing the mortality and expense risk and administrative expense charge. The annual charge is 1.15% (1.05% for the mortality and expense risk charge and 0.10% for the administrative expense charge).

TRANSFERS AND WITHDRAWALS

TRANSFERS

      Subject to the restrictions below, you may transfer your Contract Value among the Fixed and Variable Annuity Fund Accounts. There is no charge for a transfer from a Variable Annuity Fund Account; however, transfers from the Fixed Fund Account may be subject to a substantial withdrawal charge. (See "The Fixed Fund Account Withdrawal Charge," above.) The following restrictions apply to all transfers.

  (1)  Only six transfers may be made each Contract Year.

  (2) The minimum amount of value that may be transferred from one Account to another Account is $100, or, if less, the total remaining Account balance.

  (3) A Written or Telephone Request for a transfer must clearly state the amount to be transferred, the Fixed or Variable Annuity Fund Account from which it is to be withdrawn, and the Account to which it is to be credited.

  (4) A transfer will result in either the redemption or purchase of Accumulation Units, or both; the transfer will be processed effective at the Accumulation Unit Value next computed on the Date of Receipt of the transfer request.

                                      15A

  (5) We reserve the right at any time and without prior notice to terminate, suspend, or modify these transfer privileges. Full and Partial Withdrawals

FULL AND PARTIAL WITHDRAWALS

      You may, at any time during the Accumulation Phase while the Annuitant is still living, make a full or partial withdrawal from your Contract. A full or partial withdrawal from a Variable Annuity Fund Account is not subject to any charge, except that the full $30 Contract Maintenance Charge will be deducted upon a full withdrawal of the Contract during a Contract Year. A full or partial withdrawal from the Fixed Fund Account, however, may be subject to a substantial withdrawal charge. (See "The Fixed Fund Account - Fixed Fund Account Withdrawal Charge," above.) To make full or partial withdrawal from your Contract, you must submit a Written or Telephone Request to our Service Office. In the case of a partial withdrawal, you should specify the Fixed and/or Variable Annuity Fund Accounts from which you wish the partial withdrawal to be made. If you do not specify the Variable Annuity Fund Accounts, the withdrawal will be taken pro rata from your Contract Value in each Variable Annuity Fund Account. In connec tion with a partial withdrawal, the minimum amount that you may request for withdrawal from the Fixed Fund Account or a Variable Annuity Fund Account is $500, or, if less, the remaining balance in the Account.

      Except as provided under "Postponement of Payments," below, within seven calendar days of the Date of Receipt of your Written or Telephone Request for full or partial withdrawal, we will pay you all or part of your Contract Value, as appropriate, as of the Date of Receipt, less any applicable charges. We reserve the right to defer the payment of a withdrawal from the Fixed Fund Account for up to six months from the Date of Receipt of the Written or Telephone Request at our Service Office.

      Certain premature withdrawals may be subject to federal income tax and penalties. For a discussion of this and other tax implications, see "Tax Matters," below. The Owner should seek the advice of a tax adviser prior to making a withdrawal.

CHARGES AND DEDUCTIONS

      Various charges and deductions are made from the Contract Values, the Separate Account, and the Funds, as described below.

PREMIUM TAXES

      Premium taxes or other similar assessments imposed by states, municipalities or other governmental entities will be charged against the Contracts. Premium taxes currently imposed by certain states range from 0% to 3.5%. The Company will deduct such charges from the Owner's Contract Value either when the premium payment is received or from the amount applied to effect an annuity at the time annuity payments commence, in accordance with applicable state law. The amount of any premium tax charge will depend on your state of residence. No amount charged for premium taxes is deductible by you for federal income tax purposes.

CONTRACT MAINTENANCE CHARGE

      Beginning on the first anniversary of the Effective Date, and each Contract anniversary thereafter, we will deduct a charge of $30 from the Contract Value for Contract maintenance. This charge will apply only while the Contract is in the Accumulation Phase. We will pro-rate the charge among the Fixed and Variable Annuity Fund Accounts under the Contract. If the Contract is surrendered for the total Contract Value on a date other than a Contract anniversary date, the entire Contract Maintenance Charge for that year will be deducted. This charge will not be deducted from death benefit proceeds on the death of an Owner or Annuitant, from a lump sum payment in lieu of annuitization, or upon termination due to insufficient Contract Value.

ADMINISTRATIVE EXPENSE CHARGE

      The Company assesses each Variable Annuity Fund Account a daily charge at an annualized rate of 0.10% of the average daily net assets of each Variable Annuity Fund Account. This charge, together with the Contract Maintenance Charge, is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and each Variable Annuity Fund Account. These expenses include, but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of the Owner's records, maintenance of the Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing, and all accounting, valuation, regulatory and reporting requirements. The Company does not intend to profit from this charge, on average, over the period that the contracts are in force. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge (or the Contract Maintenance Charge) and will bear the loss.

MORTALITY AND EXPENSE RISK CHARGE

      To compensate it for assuming mortality and expense risks under the Contracts, the Company assesses each Variable Annuity Fund Account a daily charge at the annualized rate of 1.05% of the average daily net assets of each Variable Annuity Fund Account attributable to the Contracts. This charge consists of approximately 0.70% for mortality risks and 0.35% for expense risks. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Annuitant in accordance with annuity rates guaranteed in the Contracts under

                                      16A
distribution options that involve life contingencies. USAA Life will also assume a mortality risk by its contractual obligation to pay a death benefit upon the death of an Annuitant or Contract Owner prior to the Distribution Phase. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge. The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

      If the Mortality and Expense Risk Charge is insufficient to cover the actual costs associated with the Contracts, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects to profit from this charge.

INCOME TAXES

      The Company reserves the right to charge for federal income taxes that may be incurred by the Separate Account. This charge applies only to the Variable Annuity Fund Accounts under this Contract.

EXPENSES OF THE FUNDS

      The fees and expenses paid out of the assets of the Funds are described in detail in the accompanying prospectuses for the Funds.

TRANSFER FEE

      The Company does not charge a transfer fee for transfers among the Variable Annuity Fund Accounts, or for transfers from a Variable Annuity Fund Account to the Fixed Fund Account. Transfers from the Fixed Account to a Variable Annuity Fund Account, however, may be subject to a withdrawal charge. (See "Fixed Fund Account Withdrawal Charge," above.)

FIXED FUND ACCOUNT WITHDRAWAL CHARGE

      This charge is described under "Fixed Fund Account - Fixed Fund Account Withdrawal Charge." THIS CHARGE DOES NOT APPLY TO THE VARIABLE ANNUITY FUND ACCOUNTS.

SPECIAL SERVICES

DOLLAR COST AVERAGING PROGRAM

      During the Accumulation Phase, you may take advantage of our dollar cost averaging program ("Dollar Cost Averaging Program"). The Dollar Cost Averaging Program enables you to make regular, approximately equal investments over time in the Fixed Fund Account and/or one or more of the Variable Annuity Fund Accounts, by transferring a fixed dollar amount or a specified percentage at regular intervals from one or more Variable Annuity Fund Accounts under the Contract. Transfers from the Fixed Fund Account are not permitted in connection with the Dollar Cost Averaging Program.

      To begin the Dollar Cost Averaging Program, you must have at least $5,000 in the Variable Annuity Fund Account from which you intend to transfer Contract Value. The minimum amount that may be transferred is $100, or, if less, the remaining value of the Account. The transfers must be scheduled to occur over a period of at least 12 months at monthly, quarterly, or semi-annual intervals, as you elect.

      You may select this Program by submitting a Written Request to our Service Office or by Telephone Request. You may cancel your participation in this Program in the same manner.

      Transfers under the Dollar Cost Averaging Program will be processed effective at the Accumulation Unit Value at the end of the Valuation Period that includes the date of transfer. The transfers made under the Dollar Cost Averaging Program do not count toward your limit of six transfers per Contract Year.

      We reserve the right to suspend, terminate or modify the offering of the Dollar Cost Averaging Program upon providing you written notice 30 days in advance. Should we suspend or terminate the Program, the suspension or cancellation will not affect any Contract as to which the Dollar Cost Averaging Program is already in effect.

SYSTEMATIC WITHDRAWAL PROGRAM

      You may participate in a systematic withdrawal program ("Systematic Withdrawal Program"), under which you may elect to withdraw pre-set amounts on an annual, semi-annual, quarterly, or monthly basis from the Fixed and/or Variable Annuity Fund Accounts under your Contract.

      The minimum amount of Contract Value you must have to begin a Systematic Withdrawal Program is $20,000. The minimum amount that can be withdrawn from the Fixed or a Variable Annuity Fund Account under this Program is $250, or, if less, the remainder of the Account. You may change the amount or frequency of the systematic withdrawal once in each Contract Year by submitting a Written or Telephone Request to our Service Office.

      Withdrawals will be processed effective at the Accumulation Unit Value at the end of the Valuation Period that includes the date of withdrawal. Withdrawals may be made pro rata from all Accounts under the Contract or the Owner may specify the Accounts from which the withdrawal will be made.

      You may select this Program by submitting a Written or Telephone Request to our Service Office. You may cancel your participation in this Program in the same manner.

      Systematic withdrawals from the Fixed Fund Account are subject to any Fixed Fund Account Withdrawal Charge that would apply to any other Fixed Fund Account withdrawal. (See "The Fixed Fund Account - Fixed Fund Account Withdrawal Charge.") We reserve the right to suspend, terminate

                                      17A
or modify the offering of this Program during the Accumulation Phase of the Contract upon providing you written notice 30 days in advance. Should we suspend or terminate this Program, the suspension or cancellation will not affect any Contract as to which the Systematic Withdrawal Program is already in effect.

      Systematic withdrawals may be subject to federal income tax and penalties. (See "Tax Matters.") The Owner should seek the advice of a tax adviser prior to selecting a Systematic Withdrawal Program.

      Currently, there is no charge for systematic withdrawals, but the Company reserves the right to charge for this Program during the Accumulation Phase of the Contract. The Company does not intend to profit from any such charge.

AUTOMATIC PAYMENT PLAN

      You may establish an automatic payment plan ("Automatic Payment Plan") by completing the appropriate form. Call our Service Office to obtain the form and instructions. The Automatic Payment Plan is a program under which you may elect to pay a pre-set premium amount periodically from a checking or savings account. Under this Plan you authorize us to withdraw the pre-set premium amount automatically on a pre-determined periodic basis to invest in the Fixed Fund Account and/or one or more of the Variable Annuity Fund Accounts.

DISTRIBUTION PHASE

      The Distribution Phase describes the period under the Contract during which the Annuitant or other payee will receive annuity payments, based on amounts accumulated under the Contract during the Accumulation Phase. The Company will make annuity payments pursuant to the distribution option ("Distribution Option") selected by the Contract Owner, beginning on the Annuity Date, described below, and will continue to make such payments for the period specified in the Distribution Option selected.

ANNUITY DATE

      The Annuity Date is the date that the Contract Owner selected on the Application. If this Contract is used as a Qualified Plan, the Annuity Date must not be later than the date required by federal income tax law. (See "Tax Matters.") If this Contract is used as a Nonqualified Plan, the Annuity Date may not be later than the Annuitant's 95th birthday. The Annuity Date also must be at least six months after the Effective Date, unless we choose to waive this requirement. The Contract Owner may change the Annuity Date selected by submitting a Written Request to our Service Office, which must be received at least 30 days prior to the Annuity Date.

APPLICATION OF CONTRACT VALUE

      We will apply your Contract Value as of the end of the Valuation Period immediately preceding the tenth day before the Annuity Date to the Distribution Option that you have selected. You may apply your Contract Value to provide: (a) Fixed Annuity Payments, (b) Variable Annuity Payments, (c) a combination of Fixed and Variable Annuity Payments, or (d) systematic withdrawals.

FIXED AND VARIABLE ANNUITY PAYMENTS

      A Fixed Annuity provides monthly payments in an amount guaranteed by the Company for a specified period of time. A Variable Annuity is similar to a Fixed Annuity, except that the amount of each payment is not guaranteed and will vary in accordance with the net investment experience of the Variable Annuity Fund Account to which all or part of the Contract Value has been applied.

      Examples of the minimum amount of the first monthly Fixed or Variable Annuity Payment for each $1,000 of Contract Value applied to a Fixed or Variable Distribution Option is shown for various ages in the appropriate Annuity Payment Table in the Contract.

      The amount of each subsequent monthly Fixed Annuity Payment is fixed and specified by the terms of the Distribution Option selected. The amount of each subsequent Variable Annuity Payment will be equal to the product of (1) the number of Annuity Units of the Variable Annuity Fund Accounts funding the Variable Annuity Payment multiplied by (2) the values of those Annuity Units ("Annuity Unit Values"). The payments from each Variable Annuity Fund Account are then added to determine the total Variable Annuity Payment to be made to the Annuitant.

NUMBER OF ANNUITY UNITS - The number of Annuity Units of each Variable Annuity Fund Account under your Contract will depend on the amount of Contract Value that you have allocated to each Variable Annuity Fund Account. The Contract Value allocated to each Variable Annuity Fund Account that is applied to provide Variable Annuity Payments is converted to a number of Annuity Units for each Variable Annuity Fund Account by dividing the amount of the first Variable Annuity Payment by the Annuity Unit Value of the relevant Variable Fund Account as of the Valuation Period ending immediately prior to the tenth day before the Annuity Date. This results in a number of Annuity Units for each Variable Annuity Fund Account which thereafter remains constant.

ANNUITY UNIT VALUE - The Annuity Unit Value for each Variable Annuity Fund Account was established initially at $10 ($1 in the case of Money Market Variable Annuity Fund Account). Thereafter, the Annuity Unit Value of a Variable Annuity Fund Account as of the end of any Valuation Period is calculated by multiplying (1) by (2) and multiplying the result by (3) where:

  (1) is the Annuity Unit Value for the Variable Annuity Fund Account as of the end of the immediately preceding Valuation Period;

  (2) is the Net Investment Factor for the Valuation Period then ended (see "Accumulation Phase - Net Investment Factor); and

                                      18A

  (3) is a factor used to adjust for the assumed interest rate of 3% per year used in the annuity payment tables used in the Contracts (but which is not applicable because the actual amount earned on the Variable Annuity Fund Account is credited instead).

      As a result of the foregoing computations, if the net investment return for a Variable Annuity Fund Account for any month is at an annual rate of more than 3%, any Variable Annuity Payment based on that Variable Annuity Fund Account will be greater than the Variable Annuity Payment based on that Account for the previous month. Conversely, if the net investment return for a Variable Annuity Fund Account for any month is at an annual rate of less than 3%, any Variable Annuity Payment based on that Variable Annuity Fund Account will be less than the Variable Annuity Payment based on that Account for the previous month.

DISTRIBUTION OPTIONS

      You may elect to receive annuity payments under any one or more of the Distribution Options listed below or any other option including a lump sum which you and the Company mutually agree upon in writing. The Company may, at its discretion, offer more favorable distribution option values based upon future interest rate and mortality assumptions.

      At least 30 days prior to the Annuity Date, you must inform us in writing which one of the Distribution Options you want to use to begin annuity payments, and whether you want your Contract Value to fund a Fixed Annuity, a Variable Annuity, a combination Fixed and Variable Annuity, or systematic withdrawals. Your Contract Value will then be applied to determine the amount of the annuity payment. Variable Annuity Payments can be provided from a maximum of four Variable Annuity Fund Accounts.

       Payments on a Fixed Annuity basis are available under Options 1 through 5. Payments on a Variable Annuity basis are available only under Options 1, 2 and 3. Option 6 provides for systematic withdrawals. You should be aware that, although Options 1, 2 and 3 are designed to provide annuity payments for life, electing these Options on a Variable Annuity basis involves investment risks. If the investment performance of the Funds you select is poor, the amount of future Annuity Payments could be reduced substantially or possibly altogether.

      No full or partial withdrawals are permitted under Options 1 through 5 subsequent to the Annuity Date.

      If you have not elected a Distribution Option at least 30 days prior to the Annuity Date, we will apply the Contract Value, less any applicable premium tax charge, under Distribution Option 2, with monthly payments guaranteed for 10 years. Fixed Fund Account Value will be applied to effect a Fixed Annuity. Variable Annuity Fund Account Value will be applied to effect a Variable Annuity with payments funded from each Variable Annuity Fund Account in the same proportion as each Account's value has to the total value of all Variable Annuity Fund Accounts under your Contract. We will apply your Contract Value as of the end of the Valuation Period immediately preceding the tenth day before the Annuity Date.

      If the Contract has been assigned, the amount due the assignee must be paid in a lump sum before any annuity payments can be determined and commence.

OPTION 1. INCOME PAYMENTS FOR LIFE - Under this option, the Company guarantees periodic payments as long as the Annuitant is alive. It is possible under this option for the Annuitant or other payee to receive only one annuity payment if the Annuitant died prior to the second annuity payment, since no minimum number of payments is guaranteed.

OPTION 2. INCOME PAYMENTS FOR LIFE WITH A CERTAIN PERIOD GUARANTEED - Under this option, the Company guarantees that payments will be made for a certain period of time even if the Annuitant dies before that period of time has expired.

OPTION 3. JOINT AND SURVIVOR LIFE INCOME - Under this option, the Company guarantees periodic payments as long as the Annuitant or the Joint Annuitant is alive. It is possible under this option for an Annuitant or other payee to receive only one annuity payment if both Annuitants die prior to the second annuity payment, since no minimum number of payments is guaranteed. If one of these persons dies before the Annuity Date, the election of this option is revoked, and the survivor becomes the sole Annuitant. The surviving Annuitant may elect to receive any one or more of the other Distribution Options available under the Contracts.

OPTION 4. INCOME FOR SPECIFIED PERIOD - If this option is selected, the Company will make periodic payments which are guaranteed for a specified period of time. This period of time is agreed upon before payments begin.
This period of time cannot be longer than 30 years. The amount of each payment is the same and is established pursuant to an annuity payment table contained in the Contract.

OPTION 5. INCOME OF FIXED AMOUNT - If this option is selected, a sum of monetary value is transferred to the Company. In exchange, the Company agrees, pursuant to an annuity payment table contained in the Contract, to pay the specified amount of interest on the principal and to make periodic payments of a fixed dollar amount that is chosen as long as the principal and interest earnings last.

OPTION 6. SYSTEMATIC WITHDRAWALS - You may elect a series of substantially equal periodic payments made either

                                      19A
monthly, quarterly, semi-annually or annually. These payments may be made over the life expectancy of the Annuitant or over a shorter period of time. You may change the amount or frequency of the systematic withdrawal once in each Contract Year. The minimum amount of Contract Value you must have to elect systematic withdrawal is $20,000 or $5,000 if the Contract funds a Qualified Plan. The minimum amount that can be withdrawn from an Account under this Contract is $250, or, if less, the remaining balance of the Account. To the extent that this Option 6 is selected, the systematic withdrawals are subject to the terms and conditions set forth under "Special Services - Systematic Withdrawal Program," above.

      If this Contract is used to fund a Qualified Plan and if distributions are required under federal income tax law, we offer a service to determine the minimum amount of distribution that must be taken each year. You may arrange with us to have this amount distributed by systematic withdrawal.

      Once annuity payments have begun, a distribution option may be commuted only if agreed to by the Company.

TRANSFERS OF ANNUITY UNITS

      After the Annuity Date, the Annuitant or other payee may transfer Annuity Units among the Variable Annuity Fund Accounts (up to a maximum of four Variable Annuity Fund Accounts), or from a Variable Annuity Fund Account to a Fixed Annuity under the same Distribution Option previously in effect. There is no charge for such transfers. Transfers may not be made from a Fixed Annuity to a Variable Annuity or to a new Distribution Option. The minimum amount that may be transferred from a Variable Annuity Fund Account is $100.

      Transfers from a Variable Annuity Fund Account to another Variable Annuity Fund Account or to a Fixed Annuity are subject to a limit of three per Contract Year during the Distribution Phase. There is no charge for such transfers. Once you have transferred Annuity Unit Value to the Fixed Fund Account, it is locked in and cannot be transferred out.

      We will process transfer requests using the Annuity Unit Value next computed on the Date of Receipt of the transfer request, which may be by Written or Telephone Request.

MINIMUM CONTRACT VALUE

      If at the time your Contract becomes payable, the Contract Value is less than $2,000 or would provide a monthly distribution payment of less than $20 per month, we may at our option cancel this Contract. In this event, we will pay the Annuitant the Contract Value in a lump sum and be released of any further obligations under the Contract.

POSTPONEMENT OF PAYMENTS

      We will normally pay amounts withdrawn from a Contract within seven calendar days after our Date of Receipt of the Written or Telephone Request for withdrawal using the Fixed or Variable Annuity Fund Account Value as of that Date of Receipt. In addition, we will normally effect transfers of Contract Value among the Fixed and Variable Annuity Fund Accounts using the Fixed or Variable Annuity Fund Account Values as of the Date of Receipt of the Written or Telephone Request for transfer.

      However, we may not be able to determine the value of assets of the Variable Annuity Fund Accounts if: (1) the New York Stock Exchange is closed for other than customary weekends and holidays; (2) trading on the New York Stock Exchange is restricted; or (3) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Separate Account or determine their value. In such cases, we may postpone the payment of withdrawal proceeds or defer acting upon a transfer request or any other transaction pertaining to the Separate Account. We may also postpone payments or defer such other transactions where the SEC, by order, permits us to do so for the protection of Contract Owners. In addition, requests for full or partial withdrawals that would be derived from a premium payment made to us by a check that has not cleared the banking system will be deferred, to the extent permitted by applicable law at the time, until payment of the check has been honored.

DEATH BENEFITS

DEATH BENEFITS PRIOR TO THE ANNUITY DATE

      If the Annuitant is the Owner and dies before the Annuity Date, we will pay the death benefit to the Beneficiary. If the Owner is not the Annuitant and the Owner dies before the Annuity Date, we will pay a death benefit to the Annuitant, or the Beneficiary if the Annuitant does not survive the Owner. We must receive Proof of Death and a Written Request specifying the manner of payment before the death benefit will be paid.

      The death benefit is the greater of: (1) the Contract Value on the Date of Receipt of Proof of Death and any necessary instructions as to any Distribution Option chosen; or (2) the sum of the premium payments credited to the Contract, less the amount of any withdrawals and less any applicable premium tax.

      In lieu of receiving the death benefit in a lump sum, the Beneficiary or the Annuitant, if entitled, may choose a Distribution Option.

      In accordance with current federal income tax law, if the Owner dies before the Annuity Date, distribution of the Contract Value is required to be as follows.

    (1) If the Owner and Annuitant are the same person and no Beneficiary was designated or survived the Owner, full distribution to the Owner's estate must occur within five years after the Owner's death.

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

  (2) If the Owner and the Annuitant are the same person and the Beneficiary is the Owner's spouse, or if the Annuitant is the Owner's spouse, the spouse may: (a) assume ownership as the Annuitant and defer distribution until the Annuity Date, or (b) receive d istributions over a period of time not exceeding the surviving spouse's life or life expectancy, in which case payments must begin within one year after the Owner's death.

  (3) If the Owner and the Annuitant are the same person and the Beneficiary is not the Owner's spouse, then distribution must begin within one year after the Owner's death and must be made over a period of time not exceeding the life or life expectancy of the Beneficiary, or, in the alternative, full distribution must occur within five years after the Owner's death.

  (4) If the Owner and the Annuitant are not the same person and the Annuitant is not the Owner's spouse, then distribution must begin within one year after the Owner's death and must be made over a period of time not exceeding the life or life expectancy of the Annuitant, or Beneficiary if the Annuitant does not survive the Owner, or, in the alternative, full distribution must occur within five years after the Owner's death.

      Federal income tax law imposes similar requirements for distributions following the death of an Owner of a Contract used as part of a Qualified Plan.

DEATH BENEFITS ON OR AFTER THE ANNUITY DATE

      In accordance with current federal income tax law, if the Owner is the Annuitant and dies on or after the Annuity Date, any payment that remains under the terms of the Contract must continue at least as rapidly as before the Annuitant's death. To the extent that the Distribution Option then in effect provides for any benefits following the Annuitant's death, the Beneficiary may:

  (1) Continue to receive the same payments as the Annuitant; or

  (2) If permitted under the Distribution Option in effect, receive higher payments, but over a shorter period of time, than the Annuitant was receiving; or

  (3) If permitted under the Distribution Option in effect, take full distribution of the remaining value at the Annuitant's death.

OTHER ASPECTS OF THE CONTRACT

CONTRACT AGREEMENT

      The Contract and the Application form the entire agreement between you and the Company. We will consider statements in the Application to be representations and not warranties. Only an officer of the Company has authority to: (1) waive a provision of the Contract or (2) agree with the Owner to changes in the Contract; and then only in writing.

      We reserve the right to change the Contract in order to comply with all federal and state laws that apply to variable annuity contracts. This right shall include, but not be limited to, the right to conform the terms of the Contract to reflect any changes in the federal tax laws so that the Contract will continue to qualify as an annuity contract thereunder.

CONTRACT OWNER

      The rights and privileges of the Contract belong to the Owner during the Annuitant's lifetime. The Owner is the Annuitant unless the Application designates a different Owner and we have approved. If the Owner and the Annuitant are different persons and the Owner dies either before or after the Annuity Date, then the rights and privileges of ownership will vest in the Annuitant, or the Beneficiary if the Annuitant does not survive the Owner. If the Annuitant is the Owner and dies, then the rights and privileges of ownership will vest in the Beneficiary.

CHANGE OF OWNERSHIP AND ASSIGNMENT

      You may transfer or assign ownership of the Contract, subject to legal restrictions. A request to transfer or assign ownership must be made in writing and be sent to our Service Office. An assignment is not effective until it is received by our Service Office. We are not responsible for determining the validity of an assignment.

ANNUITANT

      The Annuitant must be a natural person. The maximum age of the Annuitant on the Annuity Date is age 95. The Owner, by Written Request, may change the Annuitant at any time so long as such request is received by our Service Office at least 15 days prior to the Annuity Date. The change will be effective as of the Date of Receipt of the Written Request. If an Annuitant who is not the Owner predeceases the Owner prior to the Annuity Date, then the Beneficiary becomes the Annuitant, unless the Owner by Written Request designates another Annuitant. A Non-Owner Annuitant has no rights or privileges prior to the Annuity Date. When a Distribution Option involving life contingencies is elected, the amount payable as of the Annuity Date is based on the age and sex (where permissible) of the Annuitant, as well as the Distribution Option selected and the Contract Value.

BENEFICIARY

      The Beneficiary is the person or persons named in the Application who may be entitled to receive any Contract benefits that are provided upon the Owner's or the Annuitant's death. A contingent beneficiary may be named to receive the Contract benefits in the event the Beneficiary does not sur-

                                      21A
vive the Annuitant. If the Beneficiary dies while receiving annuity payments, any remaining payments due will be paid to the Beneficiary's estate.

      Unless otherwise provided, benefits will be paid as follows:

  (1) If two or more Beneficiaries have been named, all benefits will be paid in equal shares to those living at the time of the Annuitant's death; and

  (2) If no Beneficiary survives the Annuitant, payment will be made to the Annuitant's estate.

CHANGE OF BENEFICIARY

      The Owner, during the Annuitant's life, may change the Beneficiary. To make a change, written notice must be received by our Service Office. The change will take effect as of the date the Owner signs the request. If we make any payments before receiving the request to change the Beneficiary, we will receive credit against our obligations under the Contract.

TAX MATTERS

      The following is a brief summary of the federal income tax consequences of the Contract. State and local income tax considerations, as well as estate tax, gift tax, and inheritance tax considerations may also be material. No one can be certain that the law or regulations will remain unchanged or that the IRS or courts will always agree as to how the tax laws or regulations are to be interpreted. This discussion is not intended as tax advice. We recommend that you consult with a professional adviser for your particular tax situation.

TAX CONSIDERATIONS RELATING TO YOUR ANNUITY

      Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs the federal income taxation of annuities in general. Taxation of an annuity is largely dependent upon: (a) whether it is used in a retirement program eligible for special tax treatment under the Code, referred to as Qualified Plans; and (b) the status of the beneficial owner as either a natural or non-natural person when the annuity is used in connection with a Nonqualified Plan.

NATURAL PERSONS

      Natural persons are individuals. Increases in the Contract Value of an annuity when the Owner is a natural person generally are not taxed until a distribution occurs. Full or partial withdrawals and death benefit payments are examples of distributions during the Accumulation Phase, and annuity payments and lump sum distributions are examples of distributions during the Distribution Phase. Certain other transactions may also be deemed to be a distribution, e.g., loans and assignments. The provisions of Section 72 of the Code concerning these distributions are summarized briefly below.

NON-NATURAL PERSONS

      Non-natural persons include corporations, trusts and partnerships. Any increase during a tax year in the Contract Value of an annuity which is not used in a Qualified Plan eligible for special treatment under the Code is currently includible in the gross income of a non-natural person that is the Owner. There are exceptions to this rule if an annuity is held by: (a) a structured settlement company; (b) an employer with respect to a terminated pension plan; (c) the estate of a decedent by reason of the death of the decedent; or (d) certain entities other than employers, such as a trust holding an annuity as an agent for a natural person.

DISTRIBUTIONS DURING THE ACCUMULATION PHASE FROM NONQUALIFIED PLANS

      Distributions received during the Accumulation Phase are treated as being derived first from "income on the Contract" and includible in gross income. The amounts of the distribution exceeding income on the Contract are referred to as "investment in the Contract" and are not included in gross income. Income on the Contract for an annuity would be income earned on previous premium payments. Investment in the Contract is an amount equal to total premium payments paid for any annuity contract, less any previous distributions from such annuity Contract that were not included in gross income.

DISTRIBUTIONS DURING THE DISTRIBUTION PHASE FROM NONQUALIFIED PLANS

      The non-taxable portion of each annuity payment is determined by multiplying each annuity payment by the ratio that the investment in the Contract bears to (1) in the case of Fixed Annuity Payments, the total value of expected payments under the Contract, and (2) in the case of Variable Annuity Payments, the total number of annuity payments expected to be made for the term of the Distribution Phase. The balance of each payment is the taxable portion. The taxable portion, which is the income on the Contract, is taxed at ordinary income rates. Owners, Annuitants, and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distribution.

DISTRIBUTIONS FROM QUALIFIED PLANS

      Generally, if the employee does not have any cost basis for his or her interest in the Qualified Plan, each payment, regardless of the amount, is fully taxable as ordinary income, from both a fixed and variable annuity. An employee's cost basis in a Qualified Plan consists of any non-deductible contributions he or she has made to the Qualified Plan and any employer's contributions that have been taxed to him or her. When the employee has a cost basis for his or her interest in the Qualified Plan and the variable annuity starting date is after June 30, 1986, the payments are taxed under the annuity rules as they are expressly applied to variable payments. Thus, the amount

                                      22A
excludable from the employee's gross income each year is determined by dividing his or her cost basis (adjusted for any refund or period-certain guaranteed) by the number of years in the payment period. If the annuity is payable for a life or lives, the payment period is determined by the use of IRS annuity tables. The computation for determining the amount excludable from the employee's gross income is very complex and the advice of competent tax counsel is highly recommended.

PENALTY ON DISTRIBUTIONS

      Subject to certain exceptions, any distributions either during the Accumulation or Distribution Phase from Nonqualified Plans are subject to a penalty equal to 10% of the amount includible in gross income. This penalty is not applied to certain distributions, including: (a) distributions made on or after the taxpayer's age 59 1/2; (b) distributions made on or after the death of the owner of the contract, or where the owner of the contract is not a natural person, the death of the annuitant; (c) distributions attributable to the taxpayer's becoming disabled; (d) distributions which are part of a scheduled series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and the taxpayer's beneficiary; (e) distributions of amounts that are allocable to investments in the contract made prior to August 14, 1982, and (f) payments under an immediate annuity as defined under Section 72(u)(4) of the Code. Distributions from Qualified Plans are subject to a similar 10% penalty with similar exceptions. These exceptions include distributions not in excess of deductible medical expenses and, after December 31, 1996, distributions to eligible unemployed persons not in excess of deductible health insurance premiums.

      Any modification, other than by reason of death or disability, of distributions that is part of a scheduled series of substantially equal periodic payments as noted in (d) above, that occurred before the taxpayer's age 59 1/2 or within 5 years of the first of such scheduled payments, will result in requirements to pay the penalties that would have been due had (d) above not applied, plus interest for the deferral period. It is our understanding that the IRS does not consider a scheduled series of distributions to qualify under (d) above, if (as in the case of our Systematic Withdrawal Program) the owner of the annuity retains the right to modify such distributions at will, even if such right is not exercised.

MULTIPLE CONTRACTS

      Multiple contracts ("MCs") mean Nonqualified Plan annuity contracts that are issued within the same calendar year to the same owner by one company or its affiliates. MCs are treated as a single annuity contract for purposes of determining the tax consequences of any distribution during the Accumulation Phase. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributable amounts from the MCs.

FEDERAL INCOME TAX WITHHOLDING

      Section 3405 of the Code provides for federal income tax withholding on the portion of a distribution which is includible in the gross income of the recipient. Amounts to be withheld depend upon the nature of the distribution. However, a recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by filing a completed election form with the Company.

      Effective January 1, 1993, certain distributions from Qualified Plans under Section 401 or Section 403(b) of the Code, which are not directly rolled over or transferred to another eligible Qualified Plan, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: (a) distributions for the life or life expectancy of the participant, or joint and last survivor expectancy of the participant and a designated beneficiary; (b) distributions for a specified period of ten years or more; or (c) distributions which are required as minimum distributions.

ASSIGNMENTS

      Any Assignment of all or any portion of the Contract Value before the Annuity Date is treated as a distribution subject to taxation under the distribution rules set forth above. Any gain in the Contract Value subsequent to the assignment while such assignment remains in effect is treated as income on the Contract in the year in which it is earned.

TAX-FREE EXCHANGES

      Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of an annuity contract for an annuity contract. This Section applies only if the annuity contracts exchanged relate to the same owner. A variable annuity contract is included within the meaning of an annuity contract under this section of the Code. An owner who makes a fully tax-free exchange of annuity contracts has the same basis in the new annuity contract as in the old annuity contract.

TRANSFERS BETWEEN INVESTMENT OPTIONS

      Currently, transfers between investment options are not subject to federal income taxation.

GENERATION-SKIPPING TRANSFERS

      Under Section 2601 of the Code, certain taxes may be due when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. These taxes tend to apply to transfers of significantly large dollar amounts. We may be required to determine whether a transaction must be treated as a "direct skip" as defined in the Code and the amount of the resulting tax. If required, we will deduct from your Contract, or from any applicable payment to be treated as a

                                      23A
direct skip, any amount we are required to pay as a result of the transaction.

DIVERSIFICATION

      Section 817(h) of the Code imposes certain diversification standards on the underlying assets of the Contracts. The Code provides that a Nonqualified Plan variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to the income on the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

      Treasury Regulation 1.817-5, which established diversification requirements for the investment funds underlying variable contracts, amplifies the diversification requirements for variable contracts set forth in the Code and provides an alternative to the safe harbor provision described above. Under the regulation, an investment fund will be deemed adequately diversified if: (a) no more than 55% of the value of the total assets of the fund is represented by any one investment; (b) no more than 70% of the value of the total assets of the Fund is represented by any two investments; (c) no more than 80% of the value of the total assets of the Fund is represented by any three investments; and (d) no more than 90% of the value of the total assets of the Fund is represented by any four investments. This test must be met on the last day of each calendar quarter or within 30 days thereafter.

      The Code provides that, for purposes of determining whether or not diversification standards imposed on the underlying funds of variable contracts by Section 817(h) of the Code have been met, each United States government agency or instrumentality shall be treated as a separate issuer.

      The Company intends that all Funds of the Trust underlying the Contracts will be managed by their Adviser in such a manner as to comply with these diversification requirements. The Advisers to the Scudder Fund and the Alger Fund have advised us that they intend that those Funds also be so managed.

CONTRACT OWNER CONTROL

      The Treasury Department has indicated that it may issue guidelines under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the Contract has excessive control over the investment funds underlying the contract. As of the date of this Prospectus, no such guidelines have been issued, although the Treasury Department has informally indicated that any such guidelines could limit the number of investment funds or the frequency of transfers among such funds. The issuance of such guidelines may require the Company to impose limitations on the Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect.

QUALIFIED PLANS

      There are various types of Qualified Plans for which the Contract may be suitable. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the Qualified Plan, or of provisions of law applicable to Qualified Plans, regardless of the terms and conditions of the Contracts issued pursuant to the Qualified Plan. Set out below is a general description of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have different applications, depending on individual facts and circumstances. Before purchasing a Contract for use in funding a Qualified Plan, you should obtain competent tax advice, both as to the tax treatment and suitability of such an investment. Optional annuity benefits provided under an employer's Qualified Plan may not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with employer sponsored Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex.

TYPES OF QUALIFIED RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITY ("IRA")

      Individuals who are eligible may maintain an IRA. Subject to limitations, contribution of certain amounts up to $2,000 for an employed individual may be deductible from gross income. Purchasers of IRAs are to receive a special disclosure document, which describes in detail the limitations on eligibility, contributions, transferability and distributions. It also describes the conditions under which distributions from IRAs and other Qualified Plans may be rolled over or transferred into an IRA on a tax-deferred basis.

SIMPLIFIED EMPLOYEE PENSION-INDIVIDUAL RETIREMENT ANNUITY ("SEP-IRA")

       A SEP-IRA is a type of tax-deductible retirement plan, available to both incorporated and unincorporated businesses. Ease of administration, a characteristic not normally associated with qualified retirement plans, sets the SEP-IRA apart. The SEP-IRA also offers most of the same tax incentives available through a traditional pension or profit-sharing plan. With a SEP-IRA, each plan participant establishes an IRA. The

                                      24A
employer puts the plan into effect by completing IRS Form 5305-SEP and makes tax-deductible payments to each participant's IRA. Currently, the maximum SEP-IRA payment on behalf of any one employee in a calendar year is 15% of the employee's compensation, or $22,500, whichever is less. The SEP-IRA is suited for a small business because it is a simple, economical plan for both the employer and employees.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION-INDIVIDUAL RETIREMENT ANNUITY ("SARSEP-IRA")

      A SARSEP-IRA is a tax-deductible retirement plan designed to encourage small companies and their employees to begin planning for their retirement. It offers the same tax incentives available through a regular SEP-IRA plan, pension and profit sharing plans. While SEP-IRA plans allow only employer contributions, SARSEP-IRA plans also allow voluntary contributions by employees through a salary reduction plan.

      Beginning 1997, employers may no longer establish a new SARSEP-IRA. However, under pre-1997 rules, employers may continue to make contributions to SARSEP-IRAs established before 1997, and SARSEP-IRAs may continue to invest their funds with USAA Life, including the transfer of existing SARSEP-IRA funds to USAA Life. In addition, employees hired after December 31, 1996 may participate in SARSEP-IRAs established by their employers before 1997, if otherwise eligible under existing SARSEP-IRA rules.

SIMPLE RETIREMENT ACCOUNTS

      Employees and employers may establish an IRA plan known as a simple retirement account ("SRA"), if certain requirements are met. Under an SRA, the employer contributes elective employee compensation deferrals up to a maximum of $6,000 a year. The employer must, in general, make a fully vested matching contribution for employee deferrals up to 3% of compensation.

TAX-SHELTERED ANNUITY ("TSA")

      Section 403(b) of the Code permits the purchase of TSAs by employees of public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the TSA is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. (Information about taking a loan against a TSA Contract is described in detail in the SAI.)

      Distributions of amounts contributed to a TSA contract are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 1/2, (2) separation from service, (3) death, (4) disability, or (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon).

TEXAS OPTIONAL RETIREMENT PROGRAM ("ORP")

      The ORP is a deferred contribution plan available to certain employees of Texas institutions of higher education. An ORP is an individualized plan in which each participant selects investments through various companies offering a variety of investment products such as annuity contracts and mutual fund investments. Since participants manage their own personal investment accounts, ORP entails more individual risks and responsibility than other Qualified Plans. Benefits are a direct result of the amounts contributed and the return on investments made by each participant. Upon termination from Texas public higher education employment, ORP participants who have more than one year of participation in the ORP retain control over all investments, both employee and employer contributions. In the case of participants with one year or less of participation in the ORP, employer contributions must be returned to the institution. THEREFORE, DURING YOUR FIRST YEAR OF PARTICIPATION IN THE ORP, YOUR EMPLOYER'S CONTRIBUTIONS WILL BE INVESTED IN THE FIXED FUND ACCOUNT. AFTER THE FIRST YEAR, EMPLOYER CONTRIBUTIONS CAN BE MAINTAINED IN THE FIXED FUND ACCOUNT OR TRANSFERRED TO ANY OF THE VARIABLE ANNUITY FUND ACCOUNTS, SUBJECT TO OUR GENERALLY APPLICABLE RULES FOR TRANSFERS.

      Certain redemption restrictions apply to Contracts issued under the ORP. With respect to Contracts issued under the ORP, state law provides that withdrawal benefits are available only if the participant obtains the age of 70 1/2 years or terminates participation in the ORP because of death, retirement, including disability retirement, or terminating employment in all public institutions of higher learning in Texas. Under Texas law a participant may not transfer ownership of an ORP plan unless under a qualified domestic relations order issued by a court having appropriate jurisdiction. The value of such Contracts may, however, be transferred to other Contracts or other carriers during participation in these retirement programs, subject to any charges that would apply in the case of any other surrender of the Contract. Appropriate disclosure regarding the restrictions on redemption imposed by the ORP will also be found in sales materials accompanying this Prospectus. On the Application, there will be a statement you will be required to sign acknowledging that you have read the restrictions on redemption imposed by the ORP.

      ALL QUALIFIED PLANS REFERENCED IN THIS PROSPECTUS INCLUDE SPECIAL PROVISIONS CHANGING OR RESTRICTING CERTAIN RIGHTS AND BENEFITS OTHERWISE AVAILABLE TO NONQUALIFIED PLANS FUNDED BY THE CONTRACT. YOU SHOULD CAREFULLY READ YOUR CONTRACT, RIDERS AND ENDORSEMENTS TO REVIEW ANY

                                      25A

SUCH CHANGES OR LIMITATIONS. ADDITIONAL CHANGES AND LIMITATIONS MAY APPEAR IN ANY OTHER QUALIFIED PLAN DOCUMENTS OR IN LAWS OR REGULATIONS APPLICABLE TO QUALIFIED PLANS. THE CHANGES AND LIMITATIONS MAY INCLUDE: RESTRICTIONS ON OWNERSHIP, TRANSFERABILITY, ASSIGNABILITY, CONTRIBUTIONS, DISTRIBUTIONS, AS WELL AS REDUCTIONS TO THE MINIMUM ALLOWABLE PREMIUM PAYMENT FOR AN ANNUITY CONTRACT AND ANY SUBSEQUENT ANNUITY YOU MAY PURCHASE FOR USE AS A QUALIFIED PLAN. ADDITIONALLY, VARIOUS PENALTY AND EXCISE TAXES MAY APPLY TO CONTRIBUTIONS OR DISTRIBUTIONS MADE IN VIOLATION OF APPLICABLE LIMITATIONS.

LEGAL PROCEEDINGS

      As of the date of this Prospectus, there are no legal proceedings to which the Company, the Separate Account or the Distributor is a party except for routine litigation which the Company does not believe is relevant to the Contracts offered by this Prospectus.

ANNUAL STATEMENTS AND REPORTS

      At least once each Contract Year, we will send you a statement for the Contract, which will provide you with information concerning your Contract Value. It will include information concerning the number of Accumulation Units credited to your Contract for each Variable Annuity Fund Account and the dollar value of the Accumulation Units, as of a date not more than two months prior to the date of mailing of the statement. We may, at our discretion, send you a statement more frequently. As required by federal and state law, we will also send you semi-annual reports for the Funds that correspond to the Variable Annuity Fund Accounts, semi-annual reports for the Separate Account, and any other information.

ADMINISTRATION OF THE CONTRACTS

      While the Company has overall responsibility for administration of the Contracts, it has retained the services of Alliance - One Services, L.P., formerly known as Continuum Administrative Services Corporation (referred to throughout this Prospectus as our "Service Office"), pursuant to a Third Party Administration Agreement (the "TPA Agreement"). Such administrative services include issuance of the Contracts and maintenance of the required Owner's records. The Company pays all fees or charges incurred by the Service Office. The Service Office serves as a Third Party Administrator to various insurance companies offering both variable and fixed annuities and insurance contracts. The Company's ability to administer the Contracts could be affected temporarily should the Service Office elect to terminate the TPA Agreement.

TELEPHONE TRANSACTIONS

      Requests to change premium payment allocation, requests for withdrawals, and requests for transfers between Accounts may be made by Telephone Request. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and only if we do not, will we be liable for any losses because of unauthorized or fraudulent instructions. Information will be obtained prior to any discussion regarding the Contract including: (1) USAA number or Contract number, (2) the name of the Owner, and (3) social security number of the Owner. If you are sending a Telephone Request by facsimile, telegraph, or other electronic transmission device, please include such identification information on such request. In addition, all telephone communications with an Owner which concern purchases, redemptions or transfers are recorded, and confirmations of all transactions are sent to the Owner's address. We may modify, suspend or discontinue this telephone transaction privilege at any time without prior notice. The number for telephone transactions is 1-800-531-4265. In times of heavy usage you may have difficulty making a Telephone Request. You may assure your transaction by submitting a Written Request. All Written Requests will be processed on the Date of Receipt.

OWNER INQUIRIES

      Inquiries concerning your Contract should be addressed to USAA Life at our Service Office, 301 W. 11th Street, Kansas City, Missouri 64105, or made by calling 1-800-531-4265.

PERFORMANCE INFORMATION

YIELD AND TOTAL RETURN

      From time to time, the Separate Account may advertise the yields and total returns of its Variable Annuity Fund Accounts. These figures will be based on historical results and are not intended to indicate future performance. The "yield" of a Variable Annuity Fund Account refers to the income generated by an investment in the Variable Annuity Fund Account over the period specified in the advertisement, excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. This income is then "annualized" and shown as a percentage of the investment. The Separate Account also may advertise the "effective yield" of the USAA Life Variable Annuity Money Market Fund Account, which is calculated similarly but, when annualized, the income earned by an investment in the Variable Annuity Fund Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

      The "total return" of a Variable Annuity Fund Account is the total change in value of an investment in the Variable Annuity Fund Account over a period of time specified in the advertisement. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. "Cumulative

                                      26A
total return" is the total return over the entire specified period, expressed as a percentage.

      Neither yield nor total return figures reflect deductions for premium taxes, since most states do not impose such taxes.

PERFORMANCE COMPARISONS

      The Separate Account's performance reported from time to time in advertisements and sales literature may be compared to generally accepted indices or analysis such as those provided by Lipper Analytical Services, Inc., Standard & Poor's Corporation and Dow Jones. Performance ratings reported periodically in financial publications such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal may also be used. For more information, see the Statement of Additional Information.

VARIABLE ANNUITY FUND ACCOUNT PERFORMANCE

      The investment performance information for each Variable Annuity Fund Account will generally reflect the investment performance of the corresponding Fund. Table I below shows the average annual total return of each Variable Annuity Fund Account (other than the USAA Life VA Aggressive Growth and VA International Fund Accounts) for the fiscal year ended December 31, 1996 and for the period from February 6, 1995 (commencement of operations) through December 31, 1995. The average annual total return figures are computed in accordance with a formula prescribed by the SEC. Table II shows the cumulative total returns of each Variable Annuity Fund Account for the periods indicated.

      Tables III and IV below show hypothetical performance information for the Scudder VLIF Capital Growth Variable Annuity Fund Account and the Alger American Growth Variable Annuity Fund Account that is based on the actual historical performance of the corresponding Fund in which each Variable Annuity Fund Account invests. This information reflects all actual charges and deductions of these Funds and all Separate Account charges and deductions that hypothetically would have been made had the Separate Account been invested in these Funds for all of the periods indicated. Comparable hypothetical performance information for the USAALife Variable Annuity Fund Accounts, is not shown because the corresponding Funds in which they invest did not commence operations until 1995.

      Performance information for the USAA Life Variable Annuity Aggressive Growth and International Fund Accounts (the "new Accounts"), which commenced operations on May 1, 1997, is not available. The corresponding Trust Funds in which the new Accounts invest (the "new Funds") also commenced operations on that date and have no performance history. However, you may wish to refer to the Trust's Prospectus, which contains, for illustrative purposes, performance information for mutual funds that the new Fund's Adviser manages in a substantially similar manner.


EFFECT OF TAX-DEFERRED ACCUMULATIONS

      Unlike taxable investments, contributions to tax-favored Qualified
Plans and Nonqualified Plan Contracts provide tax-deferred treatment on earnings. In addition, contributions to tax-favored Qualified Plans ordinarily are not subject to income tax until withdrawn. As shown in the chart below, investing in a tax-favored program increases the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years. The light green lines in the charts below represent the lump-sum withdrawal remaining after payment of federal income taxes.

      To further illustrate the advantages of tax-deferred savings using a 28% federal tax bracket, an annual fixed yield (before the deduction of any fees or charges) of 10% under a tax-favored Qualified Plan in which tax savings were reinvested has an equivalent annual fixed yield of 13.9% under a conventional savings program. The 10% yield on the tax-favored Qualified Plans would be reduced by the assumed impact of income taxes upon withdrawal. The amount of this reduction in yield will vary depending upon the timing of withdrawals. The first chart below shows the actual after-tax amounts that would be received upon full withdrawal at the end of the periods shown.

      As indicated above, contributions to tax-favored Qualified Plans are not subject to federal income tax unless and until withdrawn. Accumulation under tax-favored Qualified Plans are generally not required to be withdrawn until age 70 1/2. There may be restrictions on withdrawals of certain types of contributions until age 59 1/2, separation from service, death, disability or hardship. Withdrawals before age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax, but withdrawals may be eligible for total or partial rollover to an IRA or another retirement program.

      By taking into account the current deferral of taxes, these contributions to tax-favored Qualified Plans increase the amount available for savings by decreasing the relative current out-of-pocket cost of the investment.

                                     27A


VARIABLE ANNUITY FUND ACCOUNT PERFORMANCE                                                         TABLE I

AVERAGE ANNUAL TOTAL RETURN (THROUGH DECEMBER 31, 1996)

                                                                                                     YEAR ENDED
NAME OF VARIABLE ANNUITY FUND ACCOUNT                                   SINCE INCEPTION*          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------------
USAA Life Variable Annuity Money Market Fund Account                         4.17%                      3.85%
USAA Life Variable Annuity Income Fund Account                               8.91%                     -0.70%
USAA Life Variable Annuity Growth and Income Fund Account                   25.40%                     22.50%
USAA Life Variable Annuity World Growth Fund Account                        20.57%                     19.64%
USAA Life Variable Annuity Diversified Assets Fund Account                  18.49%                     12.90%
Scudder VLIF Capital Growth Portfolio Fund Account                          23.10%                     18.58%
Alger American Growth Portfolio Fund Account                                22.14%                     11.89%

                                                                                                  TABLE II
CUMULATIVE TOTAL RETURN (THROUGH DECEMBER 31, 1996)
                                                                                                     YEAR ENDED
NAME OF VARIABLE ANNUITY FUND ACCOUNT                                   SINCE INCEPTION*          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------------
USAA Life Variable Annuity Money Market Fund Account                         8.08%                      3.85%
USAA Life Variable Annuity Income Fund Account                              17.66%                     -0.70%
USAA Life Variable Annuity Growth and Income Fund Account                   54.10%                     22.50%
USAA Life Variable Annuity World Growth Fund Account                        42.93%                     19.64%
USAA Life Variable Annuity Diversified Assets Fund Account                  38.23%                     12.90%
Scudder VLIF Capital Growth Portfolio Fund Account                          48.74%                     18.58%
Alger American Growth Portfolio Fund Account                                46.52%                     11.89%

*  Sales of the Variable Annuity commenced February 6, 1995.

HYPOTHETICAL PERFORMANCE

Based on Historical Fund Performance

The performance information shown below is based on the actual performance of the Scudder VLIF Capital Growth Portfolio Class A Shares and the Alger American Growth Portfolio, which were in existence prior to the date the Separate Account commenced operations.

                                                                                                                   TABLE III

AVERAGE ANNUAL TOTAL RETURN (THROUGH DECEMBER 31, 1996)

                                                                 SINCE        10 YEARS ENDED    5 YEARS ENDED     1 YEAR ENDED
NAME OF VARIABLE ANNUITY FUND ACCOUNT                          INCEPTION*        12/31/96          12/31/96          12/31/96
------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Capital Growth Portfolio Fund Account               12.98%            11.79%           11.16%            18.87%
Alger American Growth Portfolio Fund Account                     17.39%               _             15.37%            12.09%

                                                                                                                   TABLE IV
CUMULATIVE TOTAL RETURN (THROUGH DECEMBER 31, 1996)

                                                                 SINCE        10 YEARS ENDED    5 YEARS ENDED     1 YEAR ENDED
NAME OF VARIABLE ANNUITY FUND ACCOUNT                          INCEPTION*        12/31/96          12/31/96          12/31/96
------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Capital Growth Portfolio Fund Account              304.90%           204.31%            69.72%           18.87%
Alger American Growth Portfolio Fund Account                    259.20%               _             104.39%           12.09%

* The inception dates of the corresponding Funds used for purposes of this illustration were as follows:

      Scudder VLIF Capital Growth Portfolio               July 16, 1985
      Alger American Growth Portfolio                     January 9, 1989

                                     28A

EFFECT OF TAX-DEFERRED ACCUMULATIONS

The charts below compare accumulations attributable to premium payments to (1) Contracts purchased with pre-tax dollars under a tax-favored Qualified Plan and
(2) Nonqualified Contracts purchased with after-tax dollars to Taxable investments. Variable Annuity values shown in both tables reflect the deduction of all Contract charges (mortality and expense risk, administrative expense and annual maintenance). The taxable investment values do not reflect the deduction of any charges, which, if applied, would lower the values shown. These examples assume that no money was allocated to the Fixed Fund Account, and, therefore, do not reflect any Fixed Fund Account withdrawal charges that may apply.

                          QUALIFIED VARIABLE ANNUITY



                             [GRAPH APPEARS HERE]


This hypothetical chart compares the results of investing an initial pre-tax premium of $2,000 and additional pre-tax contributions of $2,000 each year thereafter during the Accumulation Period. It also assumes a 28% tax rate and a 10% rate of return and reflects the deduction of fees and charges under Qualified Plan Contracts. However, because premium payments to a taxable investment are first taxed at a rate of 28%, each $2,000 premium payment is reduced to $1,440. An additional 10% tax penalty may apply to withdrawals before age 59 1/2.

                         NONQUALIFIED VARIABLE ANNUITY



                             [GRAPH APPEARS HERE]



This hypothetical chart compares the results of investing an initial after-tax premium of $5,000 and additional after-tax contributions of $400 made at the beginning of each month during the Accumulation Period. It also assumes a 28% tax rate and a 10% rate of return and reflects the deduction of fees and charges under Nonqualified Plan Contracts. An additional 10% tax penalty may apply to withdrawals before age 59 1/2.

                                     29A

                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

      A Statement of Additional Information (the "SAI"), dated May 1, 1997, is incorporated by reference into this Prospectus and will be provided on request and without charge.

FOR A COPY CALL 1-800-531-4440 OR WRITE THE COMPANY AT:

USAA Life Insurance Company
9800 Fredericksburg Road
 San Antonio, Texas 78288

THE FOLLOWING ARE THE CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION:

GENERAL INFORMATION

DISTRIBUTOR

SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

REGULATION AND RESERVES

SERVICES

TAX-SHELTERED ANNUITY LOANS

INDEPENDENT AUDITORS

LEGAL MATTERS

CALCULATION OF PERFORMANCE INFORMATION

            Money Market Variable Fund Account

            Other Variable Fund Accounts

ANNUITY PAYMENTS

            Gender of Annuitant

            Misstatement of Age or Sex and Other Errors

            Annuity Unit Value

FINANCIAL STATEMENTS

                                     30A

                               VARIABLE ANNUITY

                     FLEXIBLE PREMIUM DEFERRED COMBINATION
                      FIXED AND VARIABLE ANNUITY CONTRACT


OFFERED BY:                                          STATEMENT OF ADDITIONAL
                                                           INFORMATION
  USAA LIFE INSURANCE COMPANY
  9800 FREDERICKSBURG ROAD                               Dated May 1, 1997
  SAN ANTONIO, TEXAS 78288


  This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus, dated May 1, 1997 for the Separate Account of USAA Life Insurance Company ("USAA Life"). Capitalized terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the Prospectus. A copy of the Prospectus may be obtained by writing USAA Life at the address above, or by calling 1-800-531-4440.

                               TABLE OF CONTENTS

                                                           PAGE
GENERAL INFORMATION......................................     3
DISTRIBUTOR..............................................     3
SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT........     3
REGULATION AND RESERVES..................................     3
SERVICES.................................................     4
TAX SHELTERED ANNUITY LOANS..............................     4
INDEPENDENT AUDITORS.....................................     6
LEGAL MATTERS............................................     6
CALCULATION OF PERFORMANCE INFORMATION...................     6
   USAA Life Variable Annuity Money Market Fund Account..     6
   Other Variable Annuity Fund Accounts..................     7
ANNUITY PAYMENTS.........................................     8
   Gender of Annuitant...................................     8
   Misstatement of Age or Sex and Other Errors...........     8
   Annuity Unit Value....................................     8
FINANCIAL STATEMENTS.....................................    10


                              GENERAL INFORMATION


  USAA Life is a stock insurance company incorporated in the State of Texas in 1963. USAA Life is principally engaged in writing life insurance policies, fixed annuity contracts and health insurance policies. USAA Life is authorized to transact insurance business in all 50 states of the United States and the District of Columbia. USAA Life is a wholly-owned stock subsidiary of the United Services Automobile Association ("USAA"), the parent company of the USAA Group of Companies.


                                  DISTRIBUTOR

  The Contracts are primarily sold in a continuous offering by direct response through salaried sales account representatives employed by USAA Life. These individuals are appropriately licensed at the state level to sell variable annuity contracts and are registered with the National Association of Securities Dealers, Inc. (the "NASD") as registered representatives or principals with USAA Investment Management Company ("USAA IMCO"). USAA IMCO, an affiliate of USAA Life, is registered as a broker-dealer with the SEC and the NASD.


               SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

  All assets of the Separate Account are held in the custody and safekeeping of USAA Life. The assets are kept physically segregated and held separate and apart from the assets of USAA Life's General Account. USAA Life maintains records of all purchases and redemptions of shares of the Funds by each of the Variable Annuity Fund Accounts.


                            REGULATION AND RESERVES

  USAA Life is subject to regulation by the Texas Department of Insurance and by insurance departments of other states and jurisdictions in which it is licensed to do business. This regulation covers a variety of areas, including benefit reserve requirements, adequacy of insurance company capital and surplus, various operational standards, and accounting and financial reporting procedures. USAA Life's operations and accounts are subject to periodic examination by insurance regulatory authorities. The Contracts described in the Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

  Although the federal government generally has not directly regulated the business of insurance, federal initiatives often have an impact on the insurance business in a variety of ways. Federal measures that may adversely affect the insurance business include employee benefit regulation, tax law changes affecting the taxation of insurance companies or of insurance products, changes in the relative desirability of various personal investment vehicles, and removal of impediments on the entry of banking institutions into the insurance business. Also, both the executive and legislative branches of the federal government periodically have under consideration various insurance regulatory matters, that could ultimately result in direct federal regulation of some aspects of the insurance business. It is not possible to predict whether this will occur or, if so, what the effect on USAA Life would be.

  Pursuant to state insurance laws and regulations, USAA Life is obligated to carry on its books, as liabilities, reserves to meet its obligations under outstanding insurance contracts. These reserves are based on assumptions about, among other things, future claims experience and investment returns. Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if USAA Life were to incur claims or expenses at rates significantly higher than expected, or significant unexpected losses on its investments.


                                    SERVICES

  USAA Life has entered into a Third Party Administrator Agreement with Alliance-One Services, L.P. ("ALLIANCE"), formerly known as Continuum Administrative Services Corporation, pursuant to which ALLIANCE will provide certain services in connection with the Separate Account including, among other things, application and premium processing, issuance of the Contracts, and recordkeeping. ALLIANCE has developed a computerized recordkeeping system for annuity accounting and has the necessary data processing equipment and personnel to provide and support remote terminal access to its system for the maintenance of annuity records, processing information, and the generation of output with respect to the records and information. USAA Life paid ALLIANCE $1,761,832 for services rendered for the period from February 6, 1995 (commencement of Separate Account operations) through December 31, 1996, of which $1,153,791 was attributable to developmental costs. USAA Life has entered into a Service Agreement with USAA Transfer Agency Company d/b/a USAA Shareholder Account Services ("USAA SAS"), pursuant to which USAA SAS will receive and forward to USAA Life applications and premium payments for certain Tax Sheltered Annuity Contracts.

                          TAX SHELTERED ANNUITY LOANS

  Loans are not currently available under the Contract. USAA Life may in the future, at its discretion, permit loans in connection with Contracts that fund section 403(b) Tax Sheltered Annuities ("TSAs"). Any such loans must conform to the requirements mandated by Section 72(p) of the Internal Revenue Code. If you borrow against the Fixed Fund Account and/or Variable Annuity Fund Account(s), the portion equal to the loan amount will be transferred from the particular Account(s) to a "Loan Collateral Account." The "Loan Collateral Account" is part of the Company's general assets and liabilities.

  Loans are not available on TSA Contracts where the TSA plan is subject to the Title I of the Employee Retirement Income Security Act (ERISA). Also, loans are not permitted when the Systematic Withdrawal Program has been elected or when the Contract has been annuitized. If you have taken a loan in the past which is still outstanding, limits for any subsequent loans will be reduced by the amount of the outstanding loan plus accrued interest. Any renegotiation of an existing loan becomes a new loan for tax purposes.

  The amount of the loan you may obtain depends upon your Contract Value as shown below. The maximum loan amount may not exceed an aggregate of $50,000 on all TSA accounts. The minimum loan amount is $2,500.


       CONTRACT VALUE                 MAXIMUM LOAN AMOUNT
       --------------                 -------------------
         $0 - $99,999                       50% of Account Balance*
         $100,000 or more                   $50,000*


-----------

/*/  Internal Revenue Code requirements may be subject to change.

  Only one TSA loan may be requested in any twelve month period. A TSA loan must be repaid within a maximum of five years. Because the amount of the loan may be removed from both the Fixed Fund Account and/or Variable Annuity Fund Account(s), a loan will have a permanent effect on the Contract Value. The longer the loan is outstanding the greater the effect is likely to be.

  The loan must be repaid on a monthly schedule amortized over the term of the loan. The loan may be prepaid in full or in part at any time. Loan payments will be due as agreed upon at the time of the loan approval. An amount equal to the amount of loan repayment will be transferred from the Loan Collateral Account to the Fixed Fund Account and the Variable Annuity Fund Account(s) in the same proportion as purchase payments are currently allocated, unless the Owner requests otherwise.

  The entire loan balance must be repaid before a withdrawal from the Contract or before annuitization begins. If the loan is repaid in full before the end of the loan term, loan interest due will be prorated and an appropriate credit will be provided. Upon the death of the Owner, the death benefit will be reduced by the outstanding loan balance and loan interest.

  A TSA loan is not a taxable distribution if the loan does not exceed the maximum limitations and repayment does not become overdue. If a default in loan repayment occurs, USAA Life Insurance Company may declare the entire outstanding loan balance, plus interest plus any Fixed Fund Account Withdrawal Charge stated in the Contract also immediately due and payable. Please note that a default as to any installment payment under your loan amortization schedule may have adverse tax consequences possibly subjecting you to tax on the defaulted payment or possibly the entire value of the amount of the loan, plus payment of the 10% distribution penalty if prior to age 591/2. Such a distribution will include any applicable federal income tax withholding and state taxes, if any. We recommend that you consult with a professional advisor regarding your particular tax situation.

  Before a loan can be made under a TSA Contract, a properly completed Written Request and Loan Agreement must be signed. A Loan Agreement can be obtained by calling our toll free number 1-800-531-4265 and requesting a copy from a representative at our Service Office.

                              INDEPENDENT AUDITORS

  The audited financial statements of the Separate Account included in its Annual Report and the audited consolidated financial statements and schedules of USAA Life Insurance Company and its subsidiary as of December 31, 1996 and 1995 and for each of the years in the three-year period ended December 31, 1996 have been included in the registration statement in reliance upon the report of KPMG Peat Marwick LLP, independent certified public accountants, through their offices located at 112 East Pecan, Suite 2400, San Antonio, Texas 78205, and upon the authority of said firm as experts in accounting and auditing.

                                 LEGAL MATTERS

  The legal validity of the Contracts has been passed upon by Richard T. Halinski, Jr., Esq., of the legal department of USAA Life. Freedman, Levy, Kroll & Simonds, Washington D.C., has advised USAA Life on certain federal securities law matters.


                     CALCULATION OF PERFORMANCE INFORMATION

  From time to time, the Separate Account may include in advertisements, sales literature, and reports to contract owners or prospective investors information relating to the performance of its Variable Annuity Fund Accounts. The performance information that may be presented is not an estimate or guarantee of future investment performance and does not represent the actual experience of amounts invested by a particular Owner. Set out below is a description of the standardized and non-standardized methods used in calculating the performance information for the Variable Annuity Fund Accounts. All standardized performance quotations will reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge, based on an estimated average Contract size of $26,680 and Fund operating expenses (net of reimbursements), but will not reflect charges for any state premium taxes. The Contracts are not subject to a charge for withdrawals from any Variable Annuity Fund Account.


              USAA LIFE VARIABLE ANNUITY MONEY MARKET FUND ACCOUNT

  YIELD and EFFECTIVE YIELD quotations for the USAA Life Variable Annuity Money Market Fund Account are computed in accordance with standard methods prescribed by the SEC. Under these methods, the USAA Life Variable Annuity Money Market Fund Account's yield is calculated based on a hypothetical Contract having a beginning balance of one Accumulation Unit in the USAA Life Variable Annuity Money Market Fund Account for a specified seven-day period. Yield is determined by dividing the net change in the Accumulation Unit Value during the seven-day period, reduced by the estimated daily equivalent of the Contract Maintenance Charge, by its beginning value to obtain the base period return, then multiplying the base period return by the fraction 365/7. The net change in Accumulation Unit Value will reflect the value of additional shares purchased with the dividends paid by the Trust, but will not reflect any realized capital gains or losses or unrealized appreciation or depreciation in the assets of the Variable Annuity Fund Account.

  The effective yield of the USAA Life Variable Annuity Money Market Fund Account reflects the effects of compounding, and is computed according to the following formula prescribed by the SEC:

                                                        365/7
             Effective Yield = [(Base Period Return + 1)-----] - 1


  For the seven day period ended December 31, 1996, the current yield of the USAA Life Variable Annuity Money Market Fund Account WAS 3.98%.

                      OTHER VARIABLE ANNUITY FUND ACCOUNTS

  Each Variable Annuity Fund Account may state its TOTAL RETURN or YIELD in sales literature and advertisements. Any statements of total return, yield, or other performance data of a Variable Annuity Fund Account, other than yield quotations of the USAA Life Money Market Variable Annuity Fund Account, will be accompanied by information on that Variable Annuity Fund Account's standardized average annual total return for the most recent 1, 5, or 10 year periods or, if less, the period from the Variable Annuity Fund Account's inception of operation.


  AVERAGE ANNUAL TOTAL RETURN. Standardized average annual total return is computed according to the following formula prescribed by the SEC, based on a hypothetical $1,000 Contract Value:

                                         n
                                P (1 + T)  = ERV

Where:
 P =   A hypothetical initial premium payment of $1,000.
 T =   Average annual total return.
 n =   Number of years.
 ERV = Ending redeemable value of a hypothetical $1,000 Contract Value at the end of the period.

  Non-standardized average annual total return is computed in a similar manner, except that different time periods and hypothetical initial payments may be used, and certain charges may not be reflected.

  CUMULATIVE TOTAL RETURN. Cumulative total return is calculated in a manner similar to standardized average annual total return, except that the results are not annualized. The SEC has not prescribed a standard formula for calculating cumulative total return. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical initial investment of $1,000 over various periods, according to the following formula, and then expressing that as a percentage:

                                C = (ERV/P) - 1

Where:
 P =   A hypothetical initial payment of $1,000.
 C =   Cumulative total return.
 ERV= Ending redeemable value of a hypothetical $1,000 payment made at the beginning of the applicable period.


  The standardized average annual and cumulative total returns for each Variable Annuity Fund Account for periods ended December 31, 1996 were as follows:


                                                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN       CUMULATIVE TOTAL RETURN
                                                   ----------------------------------------      --------------------------
VARIABLE ANNUITY FUND ACCOUNT                        SINCE INCEPTION*           ONE YEAR         SINCE INCEPTION*  ONE YEAR
----------------------------                         -----------------          ---------        ----------------- --------
USAA Life VA Money Market Fund Account                     4.17%                  3.85%                 8.08%         3.85%
USAA Life VA Income Fund Account                           8.91%                 -0.70%                17.66%         -.70%
USAA Life VA Growth and Income Fund Account               25.40%                 22.50%                54.10%        22.50%
USAA Life VA World Growth Fund Account                    20.57%                 19.64%                42.93%        19.64%
USAA Life VA Diversified Assets Fund Account              18.49%                 12.90%                38.23%        12.90%
Scudder VLIF Capital Growth Portfolio                     23.10%                 18.58%                48.74%        18.58%
Alger American Fund Growth Portfolio                      22.14%                 11.89%                46.52%        11.89%

*  Separate account commenced operations February 6, 1995.

  30-DAY YIELD. Each Variable Annuity Fund Account, other than the USAA Life Variable Annuity Money Market Fund Account, may also advertise its yield based on a specified 30-day period. Yield is determined by dividing the net investment income per Accumulation Unit earned during the 30-day period by the Accumulation Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula prescribed by the SEC, which assumes a semi-annual reinvestment of income:

                                                6
                                        [(a-b   )   ]
                            YIELD = 2   [(--- +1) -1]
                                        [(cd    )   ]

Where:
 a = Net investment income earned during the period by the Fund whose shares are owned by the Variable Annuity Fund Account.
 b = Expenses accrued for the period.
 c = The average daily number of Accumulation Units outstanding during the period.
 d = The maximum offering price per Accumulation Unit on the last day of the period.


                                ANNUITY PAYMENTS

GENDER OF ANNUITANT

  When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female under an otherwise identical Contract, because, statistically, females tend to have longer life expectancies than males.

  However, there will be no differences between males and females in any jurisdiction, including Montana, where such differences are not permitted. We may also make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that under most such plans, Contracts that make distinctions based on gender are prohibited by law.


MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

  If the age or sex of an Annuitant has been misstated to us, any amount payable will be that which the premium payments paid would have purchased at the correct age and sex. If we made any overpayments because of incorrect information about age or sex, or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.


ANNUITY UNIT VALUE

  Annuity Unit Value is calculated at the same time that Accumulation Unit Value is calculated and is based on the same values for shares of the Funds. The following illustrations show, by use of hypothetical examples, the methods of determining the Annuity Unit Value and the amount of Variable Annuity Payments.

Illustration of Calculation of Annuity Unit Value



  Annuity at age 65:  Life with 120 payments certain:

         ........................................................................
1.    Annuity Unit Value, beginning of period....................................          $  .980000

2.    Assume Net Investment Factor for period equal to...........................            1.001046

3.    Daily adjustment for 3.0% Assumed Investment Rate..........................             .999919

4.    (2) x (3)..................................................................            1.000965

5.    Annuity Unit Value, end of period..........................................          $  .980946
      (1) x (4)


Illustration of Annuity Payments
Annuity at age 65:  Life with 120 payments certain:


1.     Number of Accumulation Units at Annuity Date..............................           10,000.00

2.     Assume Accumulation Unit Value (as of the end of the Valuation Period
       immediately prior to the tenth day before the first monthly payment)
       equal to..................................................................            1.800000

3.     Contract Value (1) x (2)..................................................          $18,000.00

4.     First monthly annuity payment per $1,000 of Contract Value................          $     5.48

5.     First monthly annuity payment (3) x (4) /$ 1,000..........................          $    98.64

6.     Annuity Unit Value (as of the end of the Valuation Period immediately
       prior to the tenth day before the first month payment)....................          $  .980000

7.     Number of Annuity Units (5) / (6).........................................             100.653

8.     Assume Annuity Unit Value for second month equal to.......................          $  .997000

9.     Second monthly annuity payment (7) x (8)..................................          $   100.35

10.    Assume annuity unit value for third month equal to........................          $  .953000

11.    Third monthly annuity payment (7) x (10)..................................          $    95.92


                              FINANCIAL STATEMENTS

  The financial statements for the Company as of December 31, 1996 and 1995, and for each of the years in the three year period ended December 31, 1996, and the accompanying Report of Independent Auditors are set out below. The financial statements for the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits and its assumption of mortality and expense risks. The most recent audited financial statements for the Separate Account and the accompanying Report of Independent Auditors are incorporated into this SAI by reference to the Separate Account's Annual Report, dated December 31, 1996 which accompanies this SAI.

                              Independent Auditors' Report




The Board of Directors
USAA LIFE INSURANCE COMPANY:


We have audited the accompanying consolidated balance sheets of USAA LIFE INSURANCE COMPANY and subsidiary as of December 31, 1996, and 1995, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of USAA LIFE INSURANCE COMPANY and subsidiary as of December 31, 1996, and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996 in conformity with generally accepted accounting principles.



March 28, 1997


                                                           KPMG PEAT MARWICK LLP

                          USAA LIFE INSURANCE COMPANY

                          Consolidated Balance Sheet

                          December 31, 1996 and 1995

                            (Dollars in Thousands)




Assets                                    1996        1995
------                                 -----------  ---------
Investments:

 Debt securities, at amortized cost     $1,471,707  1,710,849
 Debt securities, at fair value          4,119,664  3,608,235
 Equity securities, at fair value          313,068    211,073
 Mortgage loans                              4,746      5,775
 Policy loans                              118,683    106,609
 Short-term securities                           -      1,008
                                        ----------  ---------
     Total investments                   6,027,868  5,643,549


Cash and cash equivalents                    9,444     31,476
Premium balances receivable                  1,655      1,611
Accounts receivable - affiliates                20          -
Furniture and equipment                      1,156      1,162
Accrued investment income                   71,636     59,423
Deferred policy acquisition costs          189,298    164,831
Deferred tax                                28,244     19,878
Other assets                                20,712     12,257
Separate account assets                     93,804    122,819
                                           -------    -------
     Total assets                      $ 6,443,837  6,057,006
                                       ===========  =========

Liabilities

Insurance reserves                     $   811,413    791,247
Funds on deposit                         4,763,093  4,542,292
Accounts payable and accrued expenses       34,295     54,421
Accounts payable - affiliates               13,441     10,062
Other liabilities                           57,107     48,833
Separate account liabilities                93,804     21,709
                                       -----------  ---------
     Total liabilities                   5,773,153  5,468,564
                                       -----------  ---------

Stockholders Equity

Preferred capital stock, $100 par value;
 600,000 shares authorized; 600,000
 shares issued and outstanding
 (400,000 in 1995)                          60,000     40,000
Common capital stock, $100 par value;
  30,000 shares authorized; 25,000 shares
  issued and outstanding                     2,500      2,500
Additional paid-in capital                  51,408     51,408
Net unrealized gains on investments         22,300     16,446
Retained earnings                          534,476    465,016
Net unrealized gains on separate account         -     13,072
                                       -----------  ---------
     Total stockholders' equity            670,684    588,442
                                       -----------  ---------
     Total liabilities
     and stockholders' equity          $ 6,443,837  6,057,006
                                       ===========  =========

See accompanying notes to consolidated financial statements.

                          USAA LIFE INSURANCE COMPANY

                       Consolidated Statements of Income

                 Years ended December 31, 1996, 1995, and 1994

                            (Dollars in Thousands)



                                                  1996     1995     1994
                                                 -------  -------  -------


Revenues

Premiums                                          $337,442  305,898  279,766
Investment income, net                             428,161  406,922  372,354
Fees, sales and loan income                          8,752    8,345    7,637

Realized investment gains(losses)                   13,773    1,748     (321)
Other revenues                                      13,335   14,587    8,559
                                                  --------  -------  -------
   Total revenues                                  801,463  737,500  667,995
                                                  --------  -------  -------
Benefits and expenses
Losses, benefits and settlement expenses           498,341  462,032  400,136

Deferred policy acquisition costs                    6,071    3,915    6,315
Dividends to policyholders                          53,691   45,588   44,188
Other operating expenses                           122,474  124,318  111,442
                                                  --------  -------  -------
   Total benefits and expenses                     680,577  635,853  562,081
                                                  --------  -------  -------

   Income before income taxes                      120,886  101,647  105,914
                                                  --------  -------  -------

Federal income tax expense (benefit):
 Current                                            37,090   38,447   44,530
 Deferred                                           (1,494)  (3,107)  (7,684)
                                                  --------  -------  -------

     Total Federal income tax expense               35,596   35,340   36,846
                                                  --------  -------  -------

     Net income                                 $   85,290   66,307   69,068
                                                  ========  =======  =======

See accompanying notes to consolidated financial statements.

                          USAA LIFE INSURANCE COMPANY

                Consolidated Statements of Stockholders' Equity

                 Years ended December 31, 1996, 1995, and 1994

                            (Dollars in Thousands)


                                                            1996       1995      1994
                                                            ----       ----      ----
Capital
Balance at beginning of year                              $ 93,908    93,908     73,083
Issuance of preferred stock                                 20,000         -     20,000
Contribution of equipment                                        -         -        825
                                                          --------  --------    -------
   End of year                                             113,908    93,908     93,908
                                                          --------  --------    -------
Retained Earnings
Beginning of year                                          465,016   418,310   359,841
Net income                                                  85,290    66,307    69,068
Dividends to stockholders                                  (15,830)  (19,601   (10,599)
                                                          --------  --------   -------
   End of year                                             534,476   465,016   418,310
                                                          --------  --------   -------
Net unrealized gains(losses) on investments
Beginning of year                                           16,446   (38,607)   31,281
Increase (decrease) in net unrealized
 gains (losses) on investments                                (398)   55,053   (69,888)
Transfer of unrealized capital gains on separate account     6,252         -         -
                                                          --------  --------   -------
     End of year                                            22,300    16,446   (38,607)
                                                          --------  --------   -------
Net unrealized gains on separate account
Beginning of year                                           13,072         -         -
Increase (decrease) in net unrealized
 gains on separate account                                  (6,820)   13,072         -
Transfer of unrealized capital gains on separate account    (6,252)        -         -
                                                          --------  --------   -------
     End of year                                                 -    13,072         -
                                                          --------  --------   -------
     Total stockholders' equity                           $670,684   588,442   473,611
                                                          ========  ========   =======

See accompanying notes to consolidated financial statements.

                          USAA LIFE INSURANCE COMPANY

                     Consolidated Statements of Cash Flows

                 Years ended December 31, 1996, 1995, and 1994

                            (Dollars in Thousands)

                                                              1996            1995            1994
                                                            --------        --------         -------
Cash from operating activities:
 Net income                                               $   85,290          66,307           69,068
 Adjustments to reconcile net income to net
 cash provided by (used in) oper. activities:
   Realized investment (gains) losses                        (13,773)         (1,748)             321
   Increase in deferred policy acquisition costs             (17,728)        (18,993)         (13,162)
   Depreciation and amortization                              (5,442)         (5,298)          (2,451)
   Deferred income tax benefit                                (1,494)         (3,107)          (7,684)
   Increase in premium balances receivable                       (44)           (346)            (191)
   (Increase) Decrease in accounts receivable-affiliates         (20)              -               81
   Increase in accrued investment income                     (12,213)         (7,171)          (4,369)
   (Increase) Decrease in other assets                        (8,495)          6,197           (5,149)
   Increase in insurance reserves                             78,926          65,721           48,934
   Increase in accounts payable and accrued exp.             (20,126)          8,852           14,109
   Increase in accounts payable-affiliates                     3,379           3,394            2,745
   Increase (Decrease) in other liabilities                    7,089          (4,712)           4,207
   Other                                                         759              40            2,706
                                                          ----------     -----------      -----------
     Net cash provided by operating
     activities                                               96,108         109,136          109,165
                                                          ----------     -----------      -----------
Cash flows from investing activities:
 Proceeds from sales and maturities of
   available-for-sale securities                             587,945         420,818          294,734
 Proceeds from maturities of held-to-maturity
   securities                                                106,504         184,729           61,397
 Proceeds from principal collections on
   investments                                               351,540         292,673          565,649
 Other investments sold                                        1,123             934            1,404
 Retirement of notes receivable                                    -          30,000                -
 Securities purchased - available-for-sale                (1,465,534)     (1,313,784)        (610,097)
 Securities purchased - held-to-maturity                           -               -         (719,097)
 Other investments purchased                                    (451)         (1,382)          (1,826)
 Issuance of notes receivable                                      -               -          (30,000)
 Investment in variable annuity separate account              87,280         (81,000)               -
                                                          ----------     -----------      -----------
     Net cash used in investing activities                  (331,593)       (467,012)        (437,836)
                                                          ----------     -----------      -----------
Cash flows from financing activities:
 Deposits and interest credited to funds
   on deposit                                                571,941         655,626          671,938
 Withdrawals from funds on deposit                          (362,658)       (344,774)        (261,958)
 Proceeds from issuance of preferred stock                    20,000               -           20,000
 Dividends to parent and affiliate                           (15,830)        (19,601)         (10,599)
                                                          ----------     -----------      -----------
     Net cash provided by financing activities               213,453         291,251          419,381
                                                          ----------     -----------      -----------
   Net increase (decrease) in cash and cash
     equivalents                                             (22,032)        (66,625)          90,710
   Cash and cash equivalents at beginning of year             31,476          98,101            7,391
                                                          ----------     -----------      -----------
      Cash and cash equivalents at end of year            $    9,444          31,476           98,101
                                                          ==========     ===========      ===========


See accompanying notes to consolidated financial statements.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                          December 31, 1996 and 1995

                            (Dollars in Thousands)

(1)  Summary of significant accounting policies

    (a) Organization

        USAA LIFE INSURANCE COMPANY (the Company) is a wholly-owned subsidiary of UNITED SERVICES AUTOMOBILE ASSOCIATION (USAA). The Company markets individual life insurance policies, annuity contracts, and individual and group accident and health policies primarily to individuals eligible for membership in USAA. The Company is licensed to do business in all 50 states and the District of Columbia. The Company's subsidiary business (USAA Life General Agency) offers additional products of other insurance companies requested by USAA membership, which are not sold by the Company. The consolidated financial statements include the accounts of the Company and its subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

    (b) Investments

        Debt securities, including bonds, mortgage-backed securities (MBS's), and redeemable preferred stocks, have been classified as either held-to-maturity or available-for-sale. Debt securities classified as held-to-maturity are carried at amortized cost. Securities classified as available-for-sale are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred acquisition cost, and future policyholder benefits) reflected in stockholders' equity.

        Bonds, at amortized cost of approximately $2,876, and $1,582 were on deposit with various state governmental agencies at December 31, 1996, and 1995 respectively.

        Mortgage-backed securities held represent participating interests in pools of long term first mortgage loans originated and serviced by the issuers of the securities. Market interest rate fluctuations can affect the prepayment speed of principal and the yield on the securities.

        All equity securities, which include common and nonredeemable preferred stocks, have been classified as available-for-sale. Equity securities are carried at fair value with unrealized gains or losses (net of related deferred income taxes, deferred acquisition cost, and future policyholder benefits) reflected in stockholders' equity.

        Real estate mortgages and policy loans are carried at their unpaid principal balances with interest rates ranging from 4.8% to 10.0% at December 31, 1996.

        Short-term securities are carried at cost.

        Interest is not accrued on debt securities or mortgage loans for which principal or interest payments are determined to be uncollectible.

        Realized gains and losses are included in net income based upon specific identification of the investment sold. When impairment of the value of an investment is considered to be other than temporary, a provision for the writedown to estimated net realizable value is recorded.

    (c) Cash and cash equivalents

        For purposes of the consolidated statement of cash flows, all highly liquid marketable securities that have a maturity at purchase of three months or less and money market mutual funds are considered to be cash equivalents. At December 31, 1996 and 1995, cash and cash equivalents include $362, and $259, respectively, of separate account purchases awaiting reinvestment. These funds are restricted from the Company's use.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

    (d) Federal income taxes

        The Company and its subsidiary are included in the consolidated Federal income tax return filed by USAA. Taxes are allocated to the separate companies of USAA based on a tax allocation agreement, whereby companies receive a current benefit to the extent their losses are utilized by the consolidated group. Separate company current taxes are the higher of taxes computed at a 35% rate on regular taxable income or taxes computed at a 20% rate on alternative minimum taxable income, adjusted for any consolidated benefits allocated to the companies based on the use of separate company losses within the group.

        Deferred income taxes are recognized for the tax consequences of "temporary differences" by applying enacted statutory tax rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The effect on deferred income taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

    (e) Fair value of financial instruments

        The fair value estimates of the Company's financial instruments were made at a point in time, based on relevant market information about the related financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holding of a particular financial instrument. In addition, the tax ramifications related to the effect of fair market value estimates have not been considered in the estimates.

    (f) Use of estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (g) Deferred policy acquisition costs

        Policy acquisition costs, consisting primarily of certain underwriting and selling expenses, are deferred and amortized. Traditional individual life and health acquisition costs are amortized in proportion to anticipated premium income after allowing for lapses and terminations (20 years; but not to exceed the life of the policy). Acquisition costs for universal life and annuities are amortized in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins (20 years).

        Deferred policy acquisition costs are reviewed to determine that the unamortized portion does not exceed expected future income or gross profits.

    (h) Insurance reserves

        Included in reserves are traditional life and health products and payout annuities with life contingencies. Payout annuities without life contingencies, deferred annuities, and universal life products are classified as funds on deposit. Traditional life and individual health reserves are computed using a net level premium method and are based on assumed or guaranteed investment yields and assumed rates of mortality, morbidity, withdrawals, expenses and anticipated future policyholder dividends. These assumptions vary by such characteristics as plan, year of issue, policy duration, date of receipt of funds, and may include provisions for adverse deviation.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


    (i) Insurance revenues and expenses

        Premiums on traditional life insurance products are recognized as revenues as they become due. Benefits and expenses are matched with premiums in arriving at profits by providing for policy benefits over the lives of the policies and by amortizing acquisition costs. For universal life and investment annuity contracts, revenues consist of investment earnings and policy charges for the cost of insurance, policy administration, and surrender charges assessed during the period. Expenses for these policies include interest credited to policy account balances, benefit claims incurred in excess of policy account balances, and administrative expenses. The related deferred policy acquisition costs are amortized in relation to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

    (j) Funds on deposit

        Funds on deposit are liabilities for universal life and investment-related products. These liabilities are determined following the "retrospective deposit" method and consist principally of policy account balances before applicable surrender charges.

    (k) Participating business

        Certain life insurance policies contain dividend payment provisions which enable the policyholder to participate in the earnings of the life insurance operations. The participating insurance in force accounted for 9% of the total life insurance in force at December 31, 1996, and 10% of life insurance in force at December 31, 1995. Participating policies accounted for 15% of the premium income in 1996 and 14% of the premium income in 1995. The provision for policyholders' dividends is based on current dividend scales.

        The Company guarantees to pay dividends in aggregate, on all policies issued after December 31, 1983, in the total amount of $12,667 in 1997.

        Income attributable to participating policies in excess of policyholder dividends is restricted by several states for participating policyholders of those states, otherwise income in excess of policyholder dividends is accounted for as belonging to the stockholders.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

2)  Basis of accounting

    The consolidated financial statements have been prepared on the basis of generally accepted accounting principles (GAAP), which differs from the basis of accounting followed in reporting to insurance regulatory authorities. Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting practices, to the amounts included in the accompanying consolidated financial statements are as follows:

                                                       1996        1995       1994
                                                    -----------  ---------  --------

    Statutory net income                              $ 62,998     55,213    48,775
    Loss on sale of investments                         (6,422)    (1,719)   (8,199)
    Deferred policy acquisition costs                   17,728     18,993    13,162
    Tax adjustment                                       8,386        397     5,652
    Participating policyholder earnings                   (787)       (40)     (147)
    Other                                                3,387     (6,537)    9,825
                                                      --------   --------   -------
           GAAP net income                            $ 85,290     66,307    69,068
                                                      ========   ========   =======

    Statutory capital and surplus                     $470,263    396,676   341,166
    Increases (decreases):
      Deferred policy acquisition costs                189,298    164,831   161,861
      Federal income taxes                              28,236     19,974    53,420
      Asset valuation reserve                          103,482     96,742    56,490
      Interest maintenance reserve                           -      4,894     6,625
      Participating policyholder liability              (6,583)    (5,398)   (5,337)
      Policyholder reserve and funds                   (69,279)   (75,052)  (62,138)
      Investment unrealized gain (loss)
       adjustments:
        Investment valuation difference - debt
         securities                                     56,285    145,352   (76,083)
        Policyholder accounts and other assets         (96,828)  (155,588)        -
      Other adjustments                                 (4,190)    (3,989)   (2,393)
                                                      --------   --------   -------
        GAAP capital and surplus                      $670,684    588,442   473,611
                                                      ========   ========   =======


                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

(3)  Investments

    The amortized cost, estimated fair values and carrying values of investments in debt and equity securities as of December 31, 1996 were as follows:


                                                     Held-to-Maturity
                                  -----------------------------------------------------
                                               Gross       Gross     Estimated
                                  Amortized  unrealized  unrealized    fair    Carrying
                                    cost       gains      losses      value      value
                                  ---------  ---------  ---------   ----------  --------
Debt securities
U.S. Treasury securities
and obligations of U.S.
government corporations
  and agencies                    $   21,132     1,530          4       22,658     21,132
Obligations of states and
  political subdivisions              42,844       807          -       43,651     42,844
Debt securities issued by
  foreign governments and
  corporations                        53,333       280        893       52,720     53,333
Mortgage-backed securities           870,583    24,443      9,694      885,333    870,583
Corporate securities                 481,906    17,374      3,517      495,762    481,906
Redeemable preferred stock             1,909         -          -        1,909      1,909
                                  ----------    ------     ------    ---------  ---------
        Total debt securities     $1,471,707    44,434     14,108    1,502,033  1,471,707
                                  ==========    ======     ======    =========  =========


                                                   Available-for-Sale
                                  -----------------------------------------------------
                                               Gross       Gross     Estimated
                                  Amortized  unrealized  unrealized    fair    Carrying
                                    cost       gains      losses      value      value
                                  ---------  ---------  ---------   ----------  --------
Debt securities
U.S. Treasury securities
and obligations of U.S.
government corporations
  and agencies                    $  327,091       885      4,372      323,604    323,604
Obligations of states and
  political subdivisions               7,848       723         66        8,505      8,505
Debt securities issued by
  foreign governments and
  corporations                       127,213     3,619        425      130,407    130,407
Mortgage-backed securities         1,232,769    38,654      3,982    1,267,441  1,267,441
Corporate securities               2,372,767    35,073     18,133    2,389,707  2,389,707
                                  ----------    ------     ------    ---------  ---------
     Total debt securities        $4,067,688    78,954     26,978    4,119,664  4,119,664
                                  ==========    ======     ======    =========  =========

Equity Securities
Common stock                      $  202,313    70,095      1,481      270,927    270,927
Nonredeemable preferred stock         37,298     4,872         29       42,141     42,141
                                  ----------    ------     ------    ---------  ---------
     Total equity securities      $  239,611    74,967      1,510      313,068    313,068
                                  ==========    ======     ======    =========  =========


                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

The amortized cost, estimated fair values and carrying values of investments in debt and equity securities as of December 31, 1995 were as follows:



                                                   Held-to-Maturity
                                 -----------------------------------------------------

                                               Gross       Gross    Estimated
                                  Amortized  unrealized  unrealized   fair    Carrying
                                    cost       gains      losses     value     value
                                 ----------   -------     -------   --------  --------
Debt securities
U.S. Treasury securities
and obligations of U.S.
government corporations
  and agencies                   $   21,125     2,603         -      23,728     21,125
Obligations of states and
  political subdivisions             43,492     2,482        47      45,927     43,492
Debt securities issued by
  foreign governments and
  corporations                       53,328     1,063         4      54,387     53,328
Mortgage-backed securities        1,004,373    37,119     2,202   1,039,290  1,004,373
Corporate securities                585,440    36,125     2,218     619,347    585,440
Redeemable preferred stock            3,091       118         -       3,209      3,091
                                 ----------    ------     -----   ---------   --------
       Total debt securities     $1,710,849    79,510     4,471   1,785,888  1,710,849
                                 ==========    ======     =====   =========   ========

                                                  Available-for-Sale
                                 -----------------------------------------------------

                                               Gross       Gross    Estimated
                                  Amortized  unrealized  unrealized   fair    Carrying
                                    cost       gains      losses     value     value
                                 ----------   -------     -------   --------  --------
Debt securities
U.S. Treasury securities
and obligations of U.S.
government corporations
  and agencies                   $  127,491     1,862         1     129,352    129,352
Obligations of states and
  political subdivisions              9,777     1,640         8      11,409     11,409
Debt securities issued by
  foreign governments and
  corporations                      103,719     6,410         -     110,129    110,129
Mortgage-backed securities        1,792,252    66,021     4,235   1,854,038  1,854,038
Corporate securities              1,427,379    67,519     1,041   1,493,857  1,493,857
Redeemable preferred stock           10,000         -       550       9,450      9,450
                                 ----------   -------     -----   ---------  ---------

       Total debt securities     $3,470,618   143,452     5,835   1,608,235  3,608,235
                                 ==========   =======     =====   =========  =========

Equity Securities
Common stock                     $  130,991    45,851     1,369     175,473   175,473
Nonredeemable preferred stock        26,883     8,804        87      35,600    35,600
                                 ----------   -------     -----   --------- ---------
     Total equity securities     $  157,874    54,655     1,456     211,073   211,073
                                 ==========   =======     =====   ========= =========


In December, 1995, the Company transferred held-to-maturity securities with an amortized cost of $1,349,015 to the available for sale category. The transfer of these securities resulted in an unrealized gain of $28,119. The securities were transferred in accordance with the special one-time reassessment of held-to-maturity securities allowed by the Financial Accounting Standards Board, and was deemed by management to better position the Company's portfolio.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


The amortized cost and estimated fair values of debt securities classified as held to maturity and available for sale at December 31, 1996, by contractual maturity, are shown by category below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations.


                                             Held-to-Maturity
                                           ---------------------
                                                      Estimated
                                           Amortized     fair
                                              cost       value
                                           ----------  ---------
Due in one year or less                    $   42,789     43,309
Due after one year through five years         266,156    275,747
Due after five years through ten years        236,865    239,414
Due after ten years                            53,405     56,321
                                           ----------  ---------
                                              599,215    614,791

Mortgage-backed securities                    870,583    885,333
Redeemable preferred stock                      1,909      1,909
                                           ----------  ---------
                                           $1,471,707  1,502,033
                                           ==========  =========

                                            Available-for-Sale
                                           ---------------------
                                                      Estimated
                                           Amortized     fair
                                              cost       value
                                           ----------  ---------
Due in one year or less                    $   19,950     19,984
Due after one year through five years         778,431    784,496
Due after five years through ten years      1,903,619  1,909,594
Due after ten years                           132,919    138,149
                                           ----------  ---------
                                            2,834,919  2,852,223

Mortgage-backed securities                  1,232,769  1,267,441
                                           ----------  ---------
                                           $4,067,688  4,119,664
                                           =========== =========


Proceeds from sales of available-for-sale securities during 1996, 1995, and 1994 were $495,039, $416,071, and $244,383, respectively. Gross gains and losses of $25,566 and $18,317 respectively for 1996, and $7,820 and $9,268 respectively for 1995, and $17,455 and $19,452 respectively for 1994, were realized on those sales.

Gross investment income during 1996, 1995, and 1994 was $431,893, $410,912, and $375,636, respectively. Investment expenses were $3,731, $3,990, and $3,282 for 1996, 1995, and 1994, respectively.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

(4) Federal income taxes


    The expected statutory Federal income tax amounts for the years ended December 31, 1996, 1995, and 1994 differ from the effective tax amounts as follows:



                                                    1996      1995     1994
                                                  --------  --------  -------



    Income before income taxes                    $ 120,886  101,647  105,914
                                                  =========  =======  =======

    Federal income tax expense at 35% statutory
     rate                                            42,310   35,577   37,070

    Increase (decrease) in tax resulting from:
      Dividends received deduction                     (660)    (536)    (807)
      1989 - 1996 R&E tax credit                     (6,188)       -        -
      Other, net                                        134      299      583
                                                  ---------  -------  -------

        Federal income tax expense                $  35,596   35,340   36,846
                                                  =========  =======  =======

    Deferred income tax benefit for the years ended December 31, 1996, 1995, and 1994 was primarily attributable to differences between the valuation of assets and insurance liabilities for financial reporting and tax purposes.

    The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                    1996      1995     1994
                                                  --------  --------  -------
    Deferred tax assets:

      Investments                                   $     -      628      518
      Depreciable assets                                  -       22      100
      Insurance reserves                             62,358   58,624   55,290
      Accounts payable and accrued expenses           1,612    2,001    4,892
      Policyholder dividends                          6,738    6,619    4,878
      Other, net                                      6,929    4,315    3,042
                                                  ---------  -------  -------
        Total gross deferred tax assets              77,637   72,209   68,720
                                                  ---------  -------  -------

    Deferred tax liabilities:
      Investments                                     2,641    1,117      193
      Depreciable assets                                  1        -        -
      Deferred policy acquisition costs              37,025   35,344   33,982
      Insurance reserves                                  -        -      801
      Other, net                                        331        -    1,124
                                                  ---------  -------  -------
        Total gross deferred tax liabilities         39,998   36,461   36,100
                                                  ---------  -------  -------

    Deferred tax (liability) benefit on

     unrealized gains (losses) on investments        (9,395) (15,870)  20,811
                                                  =========  =======  =======

        Net deferred tax asset                    $  28,244   19,878   53,431
                                                  =========  =======  =======

    Management believes that the realization of the deferred tax asset is more likely than not based on the expectation that such benefits will be utilized in the future consolidated tax returns of the USAA group.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)

At December 31, 1996, 1995, and 1994, other liabilities included the following Federal income tax payable amounts:


                                                      1996    1995     1994
                                                      ----    ----     ----

    Current Federal income taxes                    $ 3,157   3,976   10,636



    Aggregate cash payments to (receipts from) USAA for income taxes were $38,064, $44,965, and $41,314 for USAA Life Insurance Company and $(155), $126, and $214 for its subsidiary during the years ended December 31, 1996, 1995, and 1994, respectively.



(5)  Fair value of financial instruments


    The following tables present the carrying amounts and estimated fair values of the Company's financial instruments at December 31. Financial Accounting Statement No. 107, "Disclosures about Fair Value of Financial Instruments", defines the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties.


                                                          1996                    1995
                                                  ---------------------  ---------------------
                                                   Carrying     Fair      Carrying     Fair
                                                    Amount      Value      Amount      Value
                                                  ----------  ---------  ----------  ---------
    Financial assets:
      Cash and cash equivalents                   $    9,444      9,444  $   31,476     31,476
      Debt securities                              5,591,371  5,621,697   5,319,084  5,394,122
      Equity securities                              313,068    313,068     211,073    211,073
      Mortgage loans                                   4,746      5,232       5,775      6,112
      Other invested assets                            2,373      2,828       2,392      2,916
      Policy loans                                   118,683    118,683     106,609    106,609
      Premium balances receivable                      1,655      1,655       1,611      1,611
      Accrued investment income                       71,636     71,636      59,423     59,423
      Separate Account                                93,804     93,804     122,819    122,819
    Financial liabilities:
      Deferred annuities and annuities without
        life contingencies                         3,720,373  3,720,373   3,583,573  3,583,573
      Policyholder dividend accumulations             23,191     23,191      24,867     24,867
      Policy dividends declared but unpaid            29,415     29,415      24,016     24,016
      Accounts payable and accrued expenses           34,295     34,295      54,421     54,421
      Separate Account                                93,804     93,804      21,709     21,709



    The carrying amounts of financial assets and liabilities shown in the above table are included in the balance sheet under the indicated captions with the following exceptions: deferred annuities and annuities without life contingencies are included in funds on deposit, policyholder dividend accumulations are included in funds on deposit, and policy dividends declared and unpaid are included in other liabilities.

    The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

    Cash and cash equivalents: Cash and cash equivalents approximate fair value because of the short maturity of these instruments.

    Debt and equity securities: Fair market values for bonds and stocks are determined using quoted market prices from Merrill Lynch Pricing Services, Bloomberg Services or individual brokers.

    Mortgage loans: The fair value of mortgage loans and the mortgage loan component of other assets is estimated by discounting the future cash flows using interest rates currently being offered for mortgage loans with similar characteristics and maturities.

    Policy loans: In the Company's opinion, the book value of the policy loans approximates their fair value. Policy

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


    loans are shown on the financial statements at face value, and carry interest rates ranging from 4.8% to 7.4% in advance.

    Short-term securities: Short-term securities approximates fair value because of the short maturity of these instruments.

    Premiums receivable: The recorded amount for premiums receivable approximates fair value because only a slight percentage of total policies issued by the company lapse.

    Accrued investment income: The accrued amount of investment income approximates its fair value because of the quality of the Company's investment portfolio combined with the short term nature of the collection period.

    Deferred annuities and annuities without life contingencies: The fair value of the deferred annuities is estimated as the aggregate cash value of the annuity, which approximates the carrying value. The fair value of annuities without life contingencies is estimated as the commuted value of the annuity.

    Policyholder dividend accumulations: The fair value of policyholder dividend accumulations is estimated using the book value less a percentage of accrued interest anticipated to be forfeited as a result of policy cancellations. Carrying value of policyholder dividends approximates fair value.

    Policy dividends declared but unpaid: The carrying value of policy dividends declared but unpaid approximates the fair value because the carrying value reflects anticipated forfeitures as a result of policy cancellations.

    Accounts payable and accrued expenses: The fair value of accounts payable and accrued expenses approximates its carrying value because of the short term nature of the obligations.

    Separate account assets and liabilities: The separate account assets reflect the net asset value of the underlying mutual funds, therefore carrying value is considered fair value. The separate account liabilities are reflected at the underlying balances due to the contract holders, excluding seed money, without consideration for applicable surrender charges, if any.

(6) Borrowings

    The Company borrowed $0 from Bankers Trust Company through the use of reverse repurchase agreements for 1996 and 1995, respectively, with no outstanding balances as of December 31, 1996 and 1995. The borrowings were $251,755 in 1994 with no outstanding December 31 balance for the year then ended. The interest associated with the reverse repurchase agreements was $0, for the years 1996 and 1995, respectively and $102 for the year 1994. Additional borrowing agreements are described in note 7, "Transactions with affiliates".

(7) Transactions with affiliates

    Certain services have been contracted from USAA, such as rental of office space, utilities, mail processing, data processing, printing, and employee benefits. The Company allocates these and other expenses to affiliates for administrative services performed by the Company. The contracted services and allocations are based upon various formulas or agreements with the net amounts included in expenses. The aggregate amount of the USAA contracted services was $70,713, $66,787, and $55,651 for 1996, 1995, and 1994,
    respectively. The aggregate amount of the Company's allocations to affiliates was $4,742, $3,910, and $3,246 for 1996, 1995, and 1994,
    respectively.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


    The Company has an agreement with USAA Investment Management Company regarding the reimbursement of costs for investment services provided. The aggregate amount of such contracted services was $2,793, $2,941, and $1,509 for 1996, 1995 and 1994, respectively.

    The Company also received premium and annuity considerations from USAA of $4,093, $6,145, and $7,526 in 1996, 1995, and 1994, respectively, representing amounts received for structured settlements issued to claimants of USAA and for group insurance on USAA employees. A contribution in the amount of $1,684 was made to the USAA Foundation in 1994. No contributions were made to the USAA Foundation in 1996 and 1995.

    The Company has intercompany funding agreements with USAA Capital Corporation (CAPCO) and USAA Funding Company (FUNDCO) for unsecured borrowings up to $150,000 in the aggregate, at an interest rate based upon CAPCO's or FUNDCO's cost of funding. As of December 31, 1996 and 1995 the Company had no liability for borrowed money. The Company borrowed $2,566,042 during 1996, $1,809,466 during 1995, and $2,160,999 during 1994, through the use of these funding agreements. The interest associated with these intercompany funding agreements was $660, $898, and $893 in 1996, 1995, and 1994, respectively.

    In 1996, the Company exercised a put option on a $20,000 medium term note from CAPCO. In 1995, the Company retired a $30,000 note receivable from FUNDCO.

(8) Reinsurance

    The Company is party to several reinsurance agreements. The Company's general policy is to reinsure that portion of any risk in excess of $600 with a $100 corridor on the life of any one individual. Although the ceding of reinsurance does not discharge the Company from its primary legal liability to a policyholder, the reinsurance company assumes the related risk. Life insurance in force in the amounts of $3,595,801, $3,690,040, and $3,658,829 is ceded on a yearly renewable term basis; $939,290, $716,596, and $472,032 is ceded on a coinsurance basis; and $952,599, $1,000,581, and $989,819 is ceded under a stop-loss agreement at December 31, 1996, 1995, and 1994, respectively. In accordance with the reinsurance contracts, reinsurance receivables include amounts related to claims incurred but not reported and liabilities for future policy benefits totaled $13,284 and $11,693 at December 31, 1996 and 1995, respectively. Premium revenues were reduced by $14,954, $14,206, and $11,765 for reinsurance premiums ceded during the years ended December 31, 1996, 1995, and 1994, respectively. Benefits were reduced by $7,325, $8,257, and $5,678 for reinsurance recoverables during the years ended December 31, 1996, 1995, and 1994, respectively.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


(9) Deferred policy acquisition costs and future policy benefits

    Deferred policy acquisitions costs and premiums for the year ended December 31, 1996 are summarized below:

                                                    Accident
                                Life     Annuity   and health   Total
                             ---------   -------   ----------  -------
    Balance at
    January 1, 1994          $ 110,350    18,913    10,885     140,148
                             ---------   -------    ------     -------

      Additions                 15,617     1,524     2,120      19,261
      Amortization              (4,256)     (662)   (1,397)     (6,315)
      FAS 115 DAC                  427     8,340         -       8,767
                             ---------   -------    ------     -------
      Net change                11,788     9,202       723      21,713
                             ---------   -------    ------     -------

    Balance at
    December 31, 1994        $ 122,138    28,115    11,608     161,861
                             ---------   -------    ------     -------

      Additions                 15,676     4,498     2,658      22,832
      Amortization              (4,375)    1,926    (1,466)     (3,915)
      FAS 115 DAC               (2,051)  (13,896)        -     (15,947)
                             ---------   -------    ------     -------
      Net change                 9,250    (7,472)    1,192       2,970
                             ---------   -------    ------     -------

    Balance at
    December 31, 1995        $ 131,388    20,643    12,800     164,831
                             ---------   -------    ------     -------

      Additions                 18,436     2,999     2,364      23,799
      Amortization              (5,006)      634    (1,699)     (6,071)
      FAS 115 DAC                  141     6,598         -       6,739
                             ---------   -------    ------     -------
      Net change                13,571    10,231       665      24,467
                             ---------   -------    ------     -------

    Balance at
    December 31, 1996        $ 144,959    30,874    13,465     189,298
                             =========   =======    ======     =======
    1996 Premiums            $ 264,382     7,792    65,268     337,442
                             =========     =====    ======     =======
    1995 Premiums            $ 240,234     4,630    61,034     305,898
                             =========     =====    ======     =======
    1994 Premiums            $ 217,336     2,854    59,576     279,766
                             =========     =====    ======     =======


    The liabilities for future policy benefits and related insurance in force at December 31, 1996 and 1995 are summarized below:



                                                                      Future Policy
                                                                         Benefits
                                                                 -----------------------
                                                                     1996        1995
                                                                 -----------  ----------

    Life and annuity:
    Individual                                                      $775,659     750,881
    Group                                                              1,449       1,306
                                                                 -----------  ----------
       Total life and annuity                                        777,108     752,187
                                                                 ===========  ==========

       Accident and health                                          $ 34,305      39,060
                                                                 ===========  ==========


                                                                   Insurance in force
                                                                 -----------------------
                                                                     1996        1995
                                                                 -----------  ----------
    Life and annuity:

    Individual                                                   $67,650,451  62,648,704
    Group                                                          1,659,106   1,500,896
                                                                 -----------  ----------
       Total life and annuity                                    $69,309,557  64,149,600
                                                                 ===========  ==========

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


    Life Insurance and Annuities:

    Interest assumptions used in the calculation of future policy benefits for Traditional Life policies are as follows:

     Participating term                          9.28%

     Participating permanent                     8.68% to 9.28%

     Non - Participating term                    6.00% to 8.91%

    Future policy benefits for Universal Life and Deferred Annuities are equal to the current account value without anticipation of any applicable surrender charges.

    Future policy benefits for Payout Annuities use the original pricing interest rates.

    Mortality and withdrawal assumptions are based on the Company's experience.

    Health Insurance:

    Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%.

    Morbidity for Income Replacement policies are based on the 1985 CIDA table. Morbidity for In Hospital Cash policies are based on 1966-67 Intercompany Experience table.

    Termination assumptions are based on the Company and industry experience.

(10)Capital stock

    The Company has outstanding 600,000 shares of Annually Adjustable Cumulative Perpetual Preferred Stock; 100,000 shares each of Series A, Series B, Series C, Series D, Series E, and Series F. All preferred stock is owned by FUNDCO. No other stock ranks Senior to the Series A-F preferred stock. The dividend rate will be 65% of the cost of the funds for CAPCO on Commercial paper having a 180-day maturity on the first business day of each Dividend Period. The preferred stock has a par value of $100 and a liquidation value of $100 per share. The preferred stock shares are redeemable at the option of the Company for cash, in whole or in part, on the 15th day of each December for Series A and Series B and on the 15th day of each June for Series C, Series D, Series E, and Series F at par value plus accrued and unpaid dividends. Preferred stock dividends of $1,830, $1,601, and $599 were paid in 1996, 1995, and 1994 respectively, and $89 has accrued since the last payment on December 15, 1996.

    The Company has authorized 30,000 shares of common capital stock, $100 par value, of which 25,000 shares were issued and outstanding at December 31, 1996, 1995, and 1994. A cash dividend of $14,000 was paid on the common stock during 1996, $18,000 was paid in 1995, and $10,000 was paid in 1994.

11) Unassigned surplus and dividend restrictions

    In accordance with the interpretation of the New York statutes by the Superintendent of Insurance of the State, the Company has acquiesced with the Superintendent's interpretation that so long as participating policies and contracts are held by residents of New York, no profits on participating policies and contracts in excess of the larger of (a) ten percent of such profits or (b) fifty cents per year per thousand dollars of participating life insurance in force at the year-end shall inure to the benefit of the Company's stockholders. Such New York statutes further provide that such excess profits shall be exhibited as "participating policyholders' surplus" in annual statements filed with the Superintendent and shall be used only for the payment or apportionment of dividends to participating policyholders at least to the extent required by statute or for the purposes of making up any loss on participating policies.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


    In the opinion of counsel for the Company, ultimate ownership of the entire surplus, regardless of classification, is a matter to be determined under Texas law. Under Texas law, in counsel's opinion, such surplus ownership resides in the Company's stockholders, subject, of course, to the authority of the Texas Insurance Commissioner (and the similar authority of the other state insurance regulators) to require the maintenance of certain regulatory deposits, minimum surplus, and reserves for the protection of policyholders until all policy contracts are discharged.

    The Company is relying on the legal opinion that the earnings attributable to participating policies in excess of the amounts paid as dividends to policyholders belong to the stockholders rather than the policyholders, and such earnings are so treated by the Company.

    Due to capital and surplus restrictions imposed by various state regulations (including New York), unassigned surplus available for distribution as dividends to the stockholders was $352,567, $281,381 and $185,560 at December 31, 1996, 1995 and 1994, respectively.

    Texas law limits the payment of dividends to stockholders. The maximum dividend that may be paid without prior approval of the Insurance Commissioner is limited to the greater of net gain from operations of the preceding calendar year or 10% of capital and surplus as of the prior December 31. As a result, dividend payments to stockholders were limited to approximately $52,722 in 1996 and are limited to $47,976 in 1997. Dividends are paid as determined by the Board of Directors and at its discretion.

    The Texas Department of Insurance imposes minimum risk-based capital requirements on insurance companies that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital (RBC) specify various weighting factors that are applied to statutory financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. Companies below specific trigger points, or ratios are classified within certain levels, each of which requires specified corrective action. The Company's current statutory capital and surplus is significantly in excess of the threshold RBC requirements.


(12)  Employee benefit plans

    (a) Pension plan

       Substantially all employees are covered under a pension plan administered by USAA which is accounted for on a group basis. The benefits are determined based on years of service and the employee's salary at date of retirement. The total net pension cost allocated to the Company on the basis of salary expense was $4,847, $1,913, and $2,095 in 1996, 1995 and 1994, respectively. At December 31, 1996 and 1995 a liability of $1,612 and $1,250, respectively, has been recorded which represents the excess of net periodic pension cost allocated to the Company over its allocated funding requirements.

    (b) Postretirement benefit plan

       Substantially all employees of the Company may become eligible for certain medical and life insurance benefits provided for retired employees under a plan administered by USAA, if they meet minimum age and service requirements and retire while working for USAA. The postretirement benefit cost allocated to the Company based on the number of employees was $682, $843, and $817 in 1996, 1995, and 1994, respectively. At December 31, 1995, a prepaid asset totaling $545 had been recorded which represents the excess of the Company's allocated funding requirements over the net periodic postretirement benefit cost allocated to the Company. At December 31, 1996, a liability of $186 has been recorded which represents the under-funding of the Company's allocated funding requirements under the net periodic postretirement benefit cost allocated to the Company.

                          USAA LIFE INSURANCE COMPANY

                  Notes to Consolidated Financial Statements

                            (Dollars in Thousands)


    (c) Postemployment benefits

       All employees of the Company who suffer total disability as a result of illness or injury are eligible for long-term disability benefits under a plan administered by USAA.

       The postemployment cost allocated to the Company is not significant.

(13)  Separate account

    The Separate Account is a segregated asset account established under Texas law through which USAA Life Insurance Company invests the premium payments received from Contract Owners. The assets of the Separate Account are the property of the Company. However, only the assets of the Separate Account in excess of the reserves, and other Contract liabilities with respect to the Separate Account, are chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

    The Separate Account currently is divided into seven Variable Annuity Fund Accounts, each of which invests in a corresponding Fund. The Funds that are available under this Contract include five funds of USAA Life Investment Trust, the Capital Growth Portfolio Class-A Shares of the Scudder Variable Life Investment Fund, and the Growth Portfolio of The Alger American Fund. The Accumulated Unit Value of the Contract in a Variable Fund Account will vary, primarily based on the investment experience of the Fund in whose shares the Variable Fund Account invests. The value of the Funds' securities are carried at market value, or, in the case of the USAA Life Variable Annuity Money Market Fund, at amortized cost, which approximates market value.

    The Company incurs mortality and administrative expenses on behalf of Separate Account contract holders. The Company collects fees for these expenses from contract holders at set amounts. In addition, the Company incurs various expenses related to conducting the business or operations of the USAA Life Investment Trust (Trust) as outlined by an underwriting and administrative services agreement. The Company, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses exceeding established limits.

    The Separate Account had an excess of assets over liabilities in 1995 which represented the account value of Company invested seed money. As of December 31, 1996, all of the Company's investment, including the associated unrealized gains has been transferred from the Separate Account to the General Account.

(14) Commitments and contingencies

    The Company is required by law to participate in the guaranty associations of the various states in which it does business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions to policyholders of impaired or insolvent insurance companies, by assessing all other companies involved in similar lines of business.

    There are currently several insurance companies which had substantial amounts of annuity business, in the process of liquidation or rehabilitation. The Company paid $2,437, $4,823 and $2,012 to various state guaranty associations during the years ended December 31, 1996, 1995, and 1994, respectively. The Company accrues its best estimate for known insolvencies. At December 31, 1996 and 1995 accounts payable and accrued expenses include $9,292 and $12,038, respectively, related to estimated assessments.

                           PART C - OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  List of Financial Statements

  1. Part A. Condensed financial information reflecting the results of the Separate Account's operations for its fiscal year ended December 31, 1996 and for its first fiscal period of operations (commencing February 6, 1995 and ended December 31, 1995) is included in Part A of this Registration Statement.

  2. Part B. The most recent audited financial statements of the Separate Account are incorporated into Part B of this Registration Statement by reference to the Separate Account's Annual Report, dated December 31, 1996.


  3. Part B. The following financial statements of USAA Life Insurance Company ("USAA Life") are included in Part B of the Registration Statement:

     Consolidated Financial Statements as of December 31, 1996 and 1995, and each of the years in the three-year period ended December 31, 1996:


     Independent Auditors' Report
     Consolidated Balance Sheet
     Consolidated Statement of Income
     Consolidated Statement of Stockholder's Equity
     Consolidated Statement of Cash Flows
     Notes to Consolidated Financial Statements
     Consolidated Financial Statement Schedules

(b)  Exhibits

  1. Copies of the Resolution of the Board of Directors of USAA Life Insurance Company, effective February 8, 1994, establishing the Separate Account of USAA Life Insurance Company, and Amendment thereto, dated July 29, 1994/1/.

  2. Not Applicable.

  3. Distribution and Administration Agreement by and between USAA Life Insurance Company and USAA Investment Management Company, dated December 16, 1994/2/.

  4. (a) Form of Flexible Premium Deferred Combination Fixed and Variable Annuity Contract, including endorsements/1/.

       (b)  TSA Loan Endorsement/2/.

  5. (a) Forms of Applications for Flexible Premium Deferred Combination Fixed and Variable Annuity Contract/1/.

       (b) Proposed Telephone Authorization Form/2/.

       (c) Proposed Section 1035 Exchange Form/2/.

  6. (a) Articles of Incorporation of USAA Life Insurance Company, as amended/1/.

       (b) Bylaws of USAA Life Insurance Company/1/.

  7.   Not Applicable.

  8.   (a) (i)   Third Party Administrator Agreement by and between USAA Life
                 Insurance Company and Vantage Computer Systems, Inc. (now known as Alliance-One Services, L.P.) dated July 5, 1994 (excluding exhibits)/1/.

           (ii) Amendment to Third Party Administrator Agreement by and between USAA Life Insurance Company and Continuum Administrative Services Corporation (formerly known as Vantage Computer Systems, Inc.), dated December 14, 1995.

           (iii) Amendment to Third Party Administrator Agreement by and between USAA Life Insurance Company and Alliance-One Services, L.P. (formerly known as Continuum Administrative Services Corporation), dated July 29, 1996.

       (b) Servicing Agreement by and between USAA Life Insurance Company and USAA Transfer Agency Co. d/b/a USAA Shareholder Account Services, dated February 3, 1995/3/.

       (c) Underwriting and Administrative Services Agreement by and between USAA Life Insurance Company, USAA Life Investment Trust and USAA Investment Management Company, dated December 14, 1994/3/.

       (d) (i) Participation Agreement by and between Scudder Variable Life Investment Fund and USAA Life Insurance Company, dated February 3, 1995/3/.

           (ii) Participating Contract and Policy Agreement by and between Scudder Investor Services, Inc. and USAA Investment Management Company, dated February 3, 1995/3/.

           (iii) Reimbursement Agreement by and between Scudder, Stevens & Clark, Inc. and USAA Life Insurance Company, dated February 3, 1995/3/.

           (iv) Letter Agreement by and between Scudder, Stevens & Clark, Inc., Scudder Investor Services, Inc., Scudder Variable Life Investment Fund, USAA Life Insurance Company and USAA Investment Management Company, dated February 3, 1995/3/.

       (e) (i) Participation Agreement by and between The Alger American Fund, Fred Alger Management, Inc., Fred Alger & Company, Incorporated and USAA Life Insurance Company, dated December 16, 1994/2/.

           (ii) Expense Allocation Agreement by and between Fred Alger Management, Inc., Fred Alger & Company, Incorporated, and USAA Life Insurance Company, dated December 16, 1994 /2/

  9. Opinion and Consent of Counsel concerning the legality of the securities being registered /1/

  10.  Consent of KPMG Peat Marwick LLP, Independent Auditors.

  11.  Not Applicable.

  12. (a) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, dated December 16, 1994. /3/

       (b) Ratification of Subscription Agreement Modification approved by the Board of Trustees of USAA Life Investment Trust ("Trust") on November 30, 1995, incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 2 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

       (c) Subscription Agreement by and between USAA Life Insurance Company and USAA Life Investment Trust, with respect to the VA Aggressive Growth and VA International Funds, dated February 7, 1997, incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 3 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

  13. (a) Schedules showing computation of hypothetical average annual and cumulative total returns of the Variable Annuity Fund Accounts investing in the Scudder VLIF Capital Growth Portfolio--Class A Shares and Alger American Growth Portfolio, based on the historical performance of those Portfolios./2/

       (b) Schedules showing computation of yield quotation for USAA Life Variable Annuity Money Market Fund Account for the seven days ended December 31, 1995, and average annual and cumulative total returns for the fiscal period ended December 31, 1995 for each Variable Annuity Fund Account. /4/

  14.  The Financial Data Schedule required to be filed pursuant to Form N-4,
       Item 24(b)(14), is filed herewith as Exhibit 27, as dictated by the Securities and Exchange Commission's Electronic Data Gathering, Analysis, and Retrieval System.

  16. (a) Powers of Attorney for: Robert T. Herres, Edwin L. Rosane, Michael J.C. Roth, and James A. Robinson /1/

       (b) Power of Attorney for Josue Robles, Jr./2/

       (c) Power of Attorney for Bradford W. Rich. /4/

       (d) Power of Attorney for Robert G. Davis.

27. Financial Data Schedule

---------
/1/ Previously filed on August 1, 1994 in the initial filing of this Registration Statement.
/2/ Previously filed on December 22, 1994 in Pre-Effective Amendment No. 1 to this Registration Statement.

/3/ Previously filed on April 28, 1995 in Post-Effective Amendment No. 1 to this Registration Statement.
/4/ Previously filed on April 30, 1996 in Post-Effective Amendment No. 2 to this Registration Statement.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The Directors and officers of USAA Life, the depositor of the Separate Account, are set out below. The principal business address for all of the following Directors and officers of USAA Life is 9800 Fredericksburg Road, San Antonio, Texas 78288.


     DIRECTORS:                  POSITIONS ON THE BOARD:
     ----------                  -----------------------
     Robert T. Herres            Chairman
     Edwin L. Rosane             Vice Chairman
     Robert G. Davis             Director
     Bradford W. Rich            Director
     Michael J. C. Roth          Director
     Josue Robles, Jr.           Director


     DIRECTORS:                  POSITIONS WITH USAA LIFE:
     ----------                  -------------------------
     Edwin L. Rosane             Chief Executive Officer and President
     John W. Douglas             Senior Vice President
     Kenneth A. McClure          Senior Vice President
     James A. Robinson           Senior Vice President and Treasurer
     Edward R. Dinstel           Vice President
     Larkin W. Fields            Vice President and Assistant Treasurer
     Robert J. Flannery          Vice President
     King Mawhinney              Vice President
     Bradford W. Rich            Vice President and Secretary
     Pattie S. McWilliams        Vice President
     Stephen N. Patzman          Vice President
     Leldon W. (Jack) Ward       Vice President
     Dwain A. Akins              Assistant Vice President and
                                 Assistant Secretary
     Bruce W. Clements           Assistant Vice President and
                                 Assistant Secretary
     Richard T. Halinski, Jr.    Vice President and
                                 Assistant Secretary
     James Middleton             Assistant Vice President
     Allen Pierce                Assistant Vice President
     James R. Latham             Assistant Vice President
     Gary Younglove              Assistant Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

  Information in response to this Item is incorporated by reference to Exhibit 20 to Post-Effective Amendment No. 4 to the USAA Life Investment Trust's Registration Statement on Form N-1A (File No. 33-82270).

ITEM 27.  NUMBER OF CONTRACT OWNERS

  As of March 31, 1997, there were 4,027 owners of Contracts covered by this Registration Statement.


ITEM 28.  INDEMNIFICATION

  The information called for by this Item is incorporated herein by reference to
Article IX of the By-Laws of USAA Life, filed as Exhibit 6(b) to this Registration Statement; to Section 9 of the Underwriting and Administrative Services Agreement, filed as Exhibit 8(c) to this Registration Statement; to
Section 14 of the Distribution and Administration Agreement, filed as Exhibit 3 to this Registration Statement; to paragraph 8(b) of the Participating Contract and Policy Agreement, filed as Exhibit 8(d)(ii) to this Registration Statement; and to Section 14 of the Transfer Agent Agreement, filed as Exhibit 8(c) of Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement of USAA Life Investment Trust (File No. 33-82270 and No. 811-8672), filed on December 22, 1994.

  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted for Directors, Officers and controlling persons of USAA Life pursuant to the foregoing, or otherwise, USAA Life has been advised that in the opinion of the Securities and Exchange Commission (the "Commission"), such indemnification is against public policy as expressed in the 1933 Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by USAA Life of expenses incurred or paid by a Director, officer or controlling person of USAA Life in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, USAA Life will, unless in the opinion of its counsel this matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITERS

(a) USAA Investment Management Company ("USAA IMCO") is the principal underwriter for the Contracts. USAA IMCO also serves as the investment adviser and principal underwriter to USAA Life Investment Trust, USAA Investment Trust, USAA State Tax-Free Trust, USAA Mutual Fund, Inc., and USAA Tax Exempt Fund, Inc.

(b)  The following are the Directors and officers of USAA IMCO:

     DIRECTORS:                  POSITIONS WITH USAA IMCO:
     ----------                  -------------------------
     Robert G. Davis             Chairman
     Michael J. C. Roth          Vice Chairman
     Harry W. Miller             Director
     John W. Saunders, Jr.       Director

     OFFICERS:                   POSITIONS WITH USAA IMCO:
     ---------                   -------------------------
     Michael J.C. Roth           CEO and President
     John J. Dallahan            Senior Vice President
     Harry W. Miller             Senior Vice President
     John W. Saunders, Jr.       Senior Vice President
     Patricia P. Cavazos         Vice President
     Alex M. Ciccone             Vice President & Assistant Secretary
     Christopher W. Claus        Vice President
     Jane L. Hill                Vice President
     Sherron A. Kirk             Vice President and Controller
     David G. Miller             Vice President
     William R. Pederson         Vice President
     David G. Peebles            Vice President
     Thomas Ramos                Vice President

     Michael D. Wagner           Vice President & Secretary
     Kenneth E. Willmann         Vice President
     R. Matthew Freund           Assistant Vice President
     Clifford A. Gladson         Assistant Vice President
     Mark W. Johnson             Assistant Vice President
     Robert R. Pariseau          Assistant Vice President
     David G. Parsons            Assistant Vice President
     R. David Ullom              Assistant Vice President
     John K. Cabell              Assistant Vice President
     Eric M. Efron               Assistant Vice President
     Stephen J. Klaffke          Assistant Vice President
     Paul H. Lundmark            Assistant Vice President
     Curt Rohrman                Assistant Vice President
     Albert C. Sebastian         Assistant Vice President
     W. Travis Selmier, II       Assistant Vice President


  The principal business address for all of the above Directors and officers of USAA IMCO is 9800 Fredericksburg Rd., San Antonio, Texas 78288.

(c)  Not Applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

  The accounts and records of Registrant are located at the offices of its depositor, USAA Life, located at 9800 Fredericksburg Road, San Antonio, Texas, 78288; the offices of the principal underwriter of the Contracts, USAA IMCO, located at 10750 Robert F. McDermott Freeway, San Antonio, Texas, 78288; and at the office of its administrator, Alliance-One Services, L.P., at 301 West 11th Street, Kansas City, Missouri, 64105.

ITEM 31.  MANAGEMENT SERVICES

          None.

ITEM 32.  UNDERTAKINGS

  (a) Registrant hereby undertakes to file a Post-Effective Amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen months old for so long as payments under the Variable Annuity Contracts may be accepted;

  (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a toll-free number that an applicant can call or a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a SAI;

  (c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request; and

  (d) USAA Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by USAA Life under the Contracts. USAA Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for USAA Life to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice.

  Registrant hereby represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 and the redeemability of variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it intends to comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of San Antonio and State of Texas on this 24th day of April, 1997.


THE SEPARATE ACCOUNT
OF USAA LIFE INSURANCE COMPANY
(Registrant)

By:  USAA LIFE INSURANCE COMPANY
     (On behalf of Registrant and itself)

By:  /s/EDWIN L. ROSANE
   -----------------------------------
   Edwin L. Rosane
   President and Chief Executive Officer

Attest: /s/RICHARD T. HALINSKI, JR.
       -------------------------------
       Richard T. Halinski, Jr.
       Assistant Secretary

  As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following Directors and officers of the Depositor on the dates indicated:



NAME                 POSITION                                      DATE
----                 --------                                      ----
Robert T. Herres     Chairman                                 April 26, 1996

Edwin L. Rosane      Vice Chairman, Chief Executive Officer,  April 24, 1996
                     and President

Robert G. Davis      Director                                 April 24, 1996

Bradford W. Rich     Director                                 April 27, 1996

Josue Robles, Jr.    Director                                 April 23, 1996

Michael J.C. Roth    Director                                 April 24, 1996

James A. Robinson    Senior Vice President and Treasurer      April 24, 1996
                     (Principal Financial and Accounting Officer)

                                 EXHIBIT INDEX

EXHIBIT


8(a)(ii)  First Amendment to Third Party Administrator Agreement

8(a)(iii) Second Amendment to Third Party Administrator Agreement

10        Consent of KPMG Peat Marwick LLP, Independent Auditors

16(c)     Power of Attorney for Robert G. Davis

27        Financial Data Schedule